Variable Portfolio – Partners Core Bond Fund
First Quarter Report
March 31, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Partners Core Bond Fund, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 8.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Academic Loan Funding Trust(a),(b)
Series 2013-1A Class A
30-day Average SOFR + 0.914% 12/26/2044	4.576%	303,576	295,493
ACC Trust(a)
Series 2021-1 Class D
03/22/2027	5.250%	1,714,751	151,412
ACHD Trust(a)
Series 2025-DS1 Class B
01/09/2034	9.380%	2,000,000	2,026,473
Ally Auto Receivables Trust
Subordinated Series 2022-3 Class A4
06/15/2031	5.070%	858,648	859,507
American Credit Acceptance Receivables Trust(a)
Series 2026-1 Class D
01/12/2033	5.100%	2,465,000	2,444,125
Americredit Automobile Receivables Trust
Series 2023-1 Class A3
11/18/2027	5.620%	101,644	101,765
AmeriCredit Automobile Receivables Trust
Series 2023-2 Class A3
05/18/2028	5.810%	900,642	904,935
AmeriCredit Automobile Receivables Trust(a)
Series 2026-1 Class A3
11/18/2032	4.150%	2,007,000	2,000,991
Aqua Finance Issuer Trust(a)
Series 2026-A Class A
04/17/2051	4.760%	1,382,000	1,377,781
AutoNation Finance Trust(a)
Series 2025-1A Class A3
11/13/2029	4.620%	1,578,000	1,587,441
Barings Equipment Finance LLC(a)
Series 2026-A Class A3
07/13/2033	4.080%	970,000	967,787
Bastion Funding I LLC(a)
Series 2023-1A Class A2
04/25/2038	7.119%	1,892,656	1,904,305
Bridgecrest Lending Auto Securitization Trust(a)
Series 2024-1 Class E
10/15/2030	8.430%	2,275,000	2,358,255
Series 2026-1 Class E
02/15/2033	6.630%	1,523,000	1,490,606
Subordinated Series 2024-3 Class E
04/15/2031	7.700%	3,000,000	3,084,645
Subordinated Series 2024-4 Class E
08/15/2031	7.470%	1,100,000	1,120,560
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2025-1 Class E
02/17/2032	7.460%	3,700,000	3,773,751
Subordinated Series 2025-4 Class E
11/15/2032	7.180%	3,000,000	3,056,074
Business Jet Securities LLC(a)
Subordinated Series 2022-1A Class C
06/15/2037	6.413%	1,270,434	1,261,589
Subordinated Series 2024-1A Class C
05/15/2039	9.132%	1,768,982	1,808,513
Carmax Auto Owner Trust
Series 2025-3 Class A4
01/15/2031	4.470%	1,487,000	1,495,995
CarMax Auto Owner Trust
Series 2025-2 Class A3
03/15/2030	4.480%	3,726,000	3,746,939
Series 2025-3 Class A3
07/15/2030	4.350%	2,181,000	2,187,858
Cars Net Lease Mortgage Notes(a)
Series 2020-1A Class A3
12/15/2050	3.100%	837,425	800,516
Carvana Auto Receivables Trust(a)
Subordinated Series 2024-N3 Class D
12/10/2030	5.380%	5,000,000	5,022,706
Chase Auto Owner Trust(a)
Series 2022-AA Class A4
03/27/2028	3.990%	876,526	876,143
Cherry Securitization Trust(a)
Series 2025-1A Class A
11/15/2032	6.130%	900,000	908,796
College Ave Student Loans LLC(a),(b)
Series 2017-A Class A1
1-month Term SOFR + 1.764% Floor 1.650% 11/26/2046	5.443%	300,588	299,611
College Ave Student Loans LLC(a)
Series 2018-A Class A2
12/26/2047	4.130%	197,953	195,129
Series 2019-A Class A2
12/28/2048	3.280%	526,369	503,041
COOF Securitization Trust Ltd.(a),(c),(d)
CMO Series 2014-1 Class A
06/25/2040	2.943%	125,280	7,857
Credit Acceptance Auto Loan Trust(a)
Series 2024-2A Class C
10/16/2034	6.700%	6,667,000	6,780,844

Variable Portfolio – Partners Core Bond Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2026 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DT Auto Owner Trust(a)
Series 2023-3A Class E
05/15/2030	10.210%	1,000,000	1,052,800
Subordinated Series 2023-2 Class E
04/15/2030	11.060%	900,000	944,062
Exeter Automobile Receivables Trust(a)
Series 2022-3A Class E
01/15/2030	9.090%	7,000,000	7,210,444
Series 2025-4A Class E
04/15/2033	6.990%	4,750,000	4,714,364
Subordinated Series 2023-2A Class E
11/15/2030	9.750%	863,000	928,245
Subordinated Series 2023-4A Class E
02/18/2031	9.570%	2,035,000	2,143,564
Exeter Automobile Receivables Trust
Subordinated Series 2022-5A Class D
02/15/2029	7.400%	3,940,936	3,986,607
Subordinated Series 2023-5A Class D
02/15/2030	7.130%	2,934,000	3,023,075
FHF Issuer Trust(a)
Series 2024-1A Class A2
02/15/2030	5.690%	1,065,498	1,069,299
FMC GMSR Issuer Trust(a),(c)
Series 2024-SAT1 Class A
03/26/2027	6.500%	6,275,000	6,235,374
Ford Credit Auto Owner Trust(a),(e)
Series 2025-1 Class A
08/15/2037	4.860%	2,857,000	2,909,137
Series 2025-2 Class A
02/15/2038	4.370%	1,112,000	1,110,817
Series 2026-1 Class A
08/15/2038	4.320%	4,165,000	4,149,104
Ford Credit Floorplan Master Owner Trust
Series 2025-1 Class A1
04/15/2030	4.630%	3,885,000	3,916,994
Foundation Finance Trust(a)
Subordinated Series 2023-2A Class B
06/15/2049	6.970%	3,205,472	3,325,184
GLS Auto Receivables Issuer Trust(a)
Series 2026-1A Class D
12/15/2031	5.020%	5,537,000	5,488,726
Subordinated Series 2023-4A Class D
08/15/2029	7.180%	2,835,000	2,907,420
GM Financial Consumer Automobile Receivables Trust
Series 2025-4 Class A3
02/28/2031	3.840%	1,246,000	1,239,336
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GM Financial Revolving Receivables Trust(a)
Series 2025-1 Class A
12/11/2037	4.640%	822,000	830,877
GMF Floorplan Owner Revolving Trust(a)
Series 2025-2 Class A
03/15/2030	4.640%	3,209,000	3,226,253
Goodgreen Trust(a)
Series 2017-1A Class A
10/15/2052	3.740%	114,516	106,284
Series 2017-2A Class A
10/15/2053	3.260%	587,313	533,587
Series 2019-2A Class A
04/15/2055	2.760%	846,671	739,751
HERO Funding Trust(a)
Series 2016-3A Class A1
09/20/2042	3.080%	173,619	160,874
Series 2017-1A Class A2
09/20/2047	4.460%	297,019	282,547
Series 2017-3A Class A2
09/20/2048	3.950%	373,847	348,838
Hilton Grand Vacations Trust(a)
Series 2025-3EXT Class D
10/25/2044	7.380%	5,119,490	5,169,183
HINNT LLC(a)
Series 2024-A Class D
03/15/2043	7.000%	1,893,103	1,889,959
Series 2025-B Class D
05/15/2045	7.580%	4,565,150	4,589,470
Honda Auto Receivables Owner Trust
Series 2026-1 Class A4
05/21/2032	3.860%	1,923,000	1,901,883
Hyundai Auto Receivables Trust
Series 2023-B Class A3
04/17/2028	5.480%	395,260	397,222
Series 2026-A Class A4
12/15/2032	3.900%	1,658,000	1,648,407
Lending Funding Trust(a)
Subordinated Series 2020-2 Class D
04/21/2031	6.770%	6,000,000	6,000,254
LendingPoint Asset Securitization Trust(a)
Series 2020-REV1 Class C
10/15/2028	7.699%	579,541	579,424
Lendmark Funding Trust(a)
Subordinated Series 2021-1A Class B
11/20/2031	2.470%	1,625,000	1,554,219
Subordinated Series 2021-1A Class C
11/20/2031	3.410%	5,000,000	4,791,115
Variable Portfolio – Partners Core Bond Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2026 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-1A Class D
11/20/2031	5.050%	3,000,000	2,844,118
Subordinated Series 2021-2 Class D
04/20/2032	4.460%	6,000,000	5,545,864
M&T Bank RV Trust(a)
Series 2026-1A Class A
01/15/2046	4.350%	1,809,867	1,800,504
Mariner Finance issuance Trust(a)
Series 2024-BA Class E
11/20/2038	8.800%	6,500,000	6,763,847
Mariner Finance Issuance Trust(a)
Subordinated Series 2021-AA Class E
03/20/2036	5.400%	5,000,000	4,824,199
Mercedes-Benz Auto Receivables Trust
Series 2025-1 Class A3
12/17/2029	4.780%	1,384,000	1,394,982
Mid-State Capital Corp. Trust(a)
Series 2006-1 Class M1
10/15/2040	6.083%	292,680	294,189
MVW LLC(a)
Subordinated Series 2023-2A Class D
11/20/2040	9.330%	1,034,169	1,054,071
Navient Private Education Refi Loan Trust(a)
Series 2018-DA Class A2A
12/15/2059	4.000%	541,045	538,305
Series 2019-A Class A2A
01/15/2043	3.420%	87,604	87,272
Series 2019-CA Class A2
02/15/2068	3.130%	153,828	152,343
Series 2019-D Class A2A
12/15/2059	3.010%	889,845	867,833
Series 2019-FA Class A2
08/15/2068	2.600%	606,199	588,478
Series 2020-EA Class A
05/15/2069	1.690%	1,642,430	1,535,784
Series 2020-GA Class A
09/16/2069	1.170%	585,921	551,749
Series 2021-CA Class A
10/15/2069	1.060%	1,073,360	976,852
Series 2021-EA Class A
12/16/2069	0.970%	2,422,615	2,169,246
Series 2021-FA Class A
02/18/2070	1.110%	1,573,670	1,407,521
Series 2021-GA Class A
04/15/2070	1.580%	396,750	358,804
Navient Refinance Loan Trust(a)
Series 2025-C Class A
10/15/2055	4.800%	1,828,596	1,818,467
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2026-A Class A
01/18/2056	4.500%	3,620,000	3,577,562
Navient Student Loan Trust(a)
Series 2021-3A Class A1A
08/25/2070	1.770%	1,721,097	1,566,147
Nelnet Student Loan Trust(b)
Series 2004-4 Class A5
90-day Average SOFR + 0.422% Floor 0.160% 01/25/2037	4.309%	506,471	505,595
Series 2005-1 Class A5
90-day Average SOFR + 0.372% Floor 0.110% 10/25/2033	4.259%	914,603	907,418
Series 2005-2 Class A5
90-day Average SOFR + 0.362% Floor 0.100% 03/23/2037	4.050%	1,624,873	1,611,846
Series 2005-3 Class A5
90-day Average SOFR + 0.382% Floor 0.120% 12/24/2035	4.070%	1,352,602	1,343,438
Nissan Auto Lease Trust
Series 2026-A Class A3
03/15/2029	3.870%	2,073,000	2,060,537
Oportun Issuance Trust(a)
Series 2026-A Class C
01/09/2034	5.450%	6,405,000	6,379,000
Regional Management Issuance Trust(a)
Subordinated Series 2021-2 Class D
08/15/2033	4.940%	4,300,000	4,065,975
Renew(a)
Series 2017-1A Class A
09/20/2052	3.670%	153,527	143,156
Renew Financial(a)
Series 2023-1A Class A
11/20/2058	5.900%	3,081,719	3,154,059
Research-Driven Pagaya Motor Asset Trust(a)
Series 2026-1A Class A3
01/25/2035	4.864%	5,100,000	5,093,854
Santander Bank Auto Credit-Linked Notes(a)
Series 2024-B Class F
12/15/2032	8.881%	4,314,777	4,432,746
Santander Drive Auto Receivables Trust
Series 2024-3 Class A3
01/16/2029	5.630%	647,736	649,216
Series 2025-2 Class A3
08/15/2029	4.670%	1,551,000	1,554,971
Series 2025-3 Class A3
01/15/2030	4.380%	2,399,000	2,402,486

Variable Portfolio – Partners Core Bond Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2026 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2024-2 Class D
08/15/2031	6.280%	2,647,000	2,723,764
Subordinated Series 2026-1 Class D
04/15/2032	4.750%	3,331,000	3,284,158
SBNA Auto Lease Trust(a)
Series 2024-C Class A4
03/20/2029	4.420%	1,174,000	1,176,918
SBNA Auto Receivables Trust(a)
Series 2024-A Class A3
12/15/2028	5.320%	322,222	323,059
Series 2024-A Class A4
04/16/2029	5.210%	525,000	528,998
SFS Auto Receivables Securitization Trust(a)
Series 2024-1A Class A3
05/21/2029	4.950%	1,630,077	1,638,188
Series 2024-1A Class A4
01/21/2031	4.940%	462,000	467,033
Series 2024-2A Class A3
11/20/2029	5.330%	1,340,712	1,353,610
Series 2025-2A Class A4
05/20/2031	4.580%	1,469,000	1,480,487
Series 2025-3A Class A3
04/21/2031	4.120%	2,315,000	2,312,992
Series 2026-1A Class A3
07/21/2031	3.960%	2,009,000	1,992,756
Sierra Timeshare Receivables Funding LLC(a)
Series 2025-3A Class D
08/22/2044	6.540%	2,289,089	2,278,919
Series 2026-1 Class D
12/22/2042	7.100%	2,649,000	2,641,675
Subordinated Series 2024-1A Class D
01/20/2043	8.020%	1,527,820	1,560,229
Subordinated Series 2024-2A Class D
06/20/2041	7.480%	853,716	857,889
SMB Private Education Loan Trust(a)
Series 2018-A Class A2A
02/15/2036	3.500%	637,266	634,037
Series 2021-A Class APT1
01/15/2053	1.070%	2,182,064	2,011,600
SoFi Professional Loan Program Trust(a)
Series 2021-B Class AFX
02/15/2047	1.140%	1,224,798	1,094,472
Stellantis Financial Underwritten Enhanced Lease Trust(a)
Series 2025-CA Class A3
04/20/2029	4.110%	2,402,000	2,392,666
Stream Innovations Issuer Trust(a)
Series 2026-1A Class C
08/15/2046	6.050%	2,000,000	1,977,970
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2024-1A Class C
07/15/2044	11.400%	2,156,096	2,372,946
Subordinated Series 2024-2A Class C
02/15/2045	9.050%	1,574,698	1,650,572
Synchrony Card Funding LLC
Series 2025-A2 Class A
05/15/2031	4.490%	998,000	1,004,090
Series 2026-A1 Class A
03/15/2032	4.180%	3,158,000	3,154,204
T-Mobile US Trust(a)
Series 2026-1 Class A
10/21/2030	4.250%	1,628,000	1,626,325
Toyota Lease Owner Trust(a)
Series 2026-A Class A3
02/20/2029	3.820%	2,811,000	2,795,182
United Auto Credit Securitization Trust(a)
Series 2022-2 Class E
04/10/2029	10.000%	1,000,000	424,962
US Auto Funding(a)
Subordinated Series 2021-1A Class C
05/15/2026	2.200%	1,089,083	871,031
US Auto Funding Trust(a),(f)
Subordinated Series 2022-1A Class D
07/15/2027	0.000%	5,000,000	50
USB Auto Owner Trust(a)
Series 2025-1A Class A3
06/17/2030	4.490%	1,793,000	1,795,222
Series 2025-1A Class A4
12/16/2030	4.620%	536,000	542,248
Verizon Master Trust(a)
Series 2024-7 Class A
08/20/2032	4.350%	5,473,000	5,462,426
Series 2025-2 Class A
01/20/2033	4.940%	3,633,000	3,713,269
Series 2025-4 Class A
03/21/2033	4.760%	2,957,000	3,012,620
VM Debt LLC(a),(g)
Series 2019-1 Class A1A
07/18/2027	7.460%	8,996,294	7,205,132
Volkswagen Auto Lease Trust
Series 2026-A Class A3
03/20/2029	4.170%	2,264,000	2,259,530
Westlake Automobile Receivables Trust(a)
Subordinated Series 2023-4A Class D
07/16/2029	7.190%	4,150,000	4,287,028
Total Asset-Backed Securities — Non-Agency (Cost $303,199,178)			296,436,833

Variable Portfolio – Partners Core Bond Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2026 (Unaudited)
Commercial Mortgage-Backed Securities - Agency 3.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae Multifamily REMIC Trust(c)
Series 2022-M10 Class A2
01/25/2032	1.932%	7,463,472	6,569,628
Series 2022-M1S Class A2
04/25/2032	2.083%	8,700,000	7,691,661
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c)
Series W5FX Class AFX
04/25/2028	2.970%	1,256,000	1,233,835
Federal National Mortgage Association
06/01/2028	3.570%	2,668,428	2,641,323
11/01/2028	5.585%	4,521,218	4,670,079
02/01/2029	3.740%	1,515,000	1,503,243
10/01/2029	3.121%	1,809,064	1,763,719
02/01/2030	2.570%	2,382,376	2,249,403
02/01/2030	2.920%	2,470,731	2,366,387
02/01/2030	3.550%	1,000,000	976,661
06/01/2030	3.130%	4,812,000	4,621,582
07/01/2030	3.850%	4,187,273	4,133,898
02/01/2031	3.260%	6,236,000	5,960,107
01/01/2032	2.730%	2,368,449	2,187,787
01/01/2032	2.730%	1,825,000	1,681,029
01/01/2032	2.780%	2,014,764	1,868,857
01/01/2032	2.970%	1,467,652	1,374,434
02/01/2032	2.990%	2,729,074	2,542,104
05/01/2032	3.090%	5,565,000	5,170,353
06/01/2032	3.540%	7,921,000	7,563,157
11/01/2032	1.456%	9,010,414	7,579,827
11/01/2032	4.230%	3,804,080	3,771,185
11/01/2032	4.705%	3,400,000	3,460,436
11/01/2033	2.430%	1,262,659	1,109,592
12/01/2033	2.500%	1,555,460	1,365,321
04/01/2035	3.330%	2,228,594	2,050,642
10/01/2035	2.880%	5,000,000	4,296,656
Series 2017-M5 Class A2
04/25/2029	3.176%	850,408	825,975
Series 2017-T1 Class A
06/25/2027	2.898%	2,744,721	2,703,629
Federal National Mortgage Association(c)
06/01/2037	5.888%	272,844	272,118
Series 2017-M12 Class A2
06/25/2027	3.073%	1,154,377	1,141,215
Series 2018-M10 Class A2
07/25/2028	3.368%	2,463,709	2,426,930
Series 2018-M3 Class A2
02/25/2030	3.075%	602,845	581,703
Series 2018-M4 Class A2
03/25/2028	3.067%	891,078	875,472
Series 2023-M8 Class A2
03/25/2033	4.476%	3,685,000	3,678,056
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c),(d)
Series 2021-M3 Class X1
11/25/2033	1.830%	26,378,582	1,610,141
Freddie Mac MSCR Trust(a),(b)
Series 2026-MN13 Class M2
30-day Average SOFR + 2.950% 03/25/2046	6.622%	3,750,000	3,749,959
Freddie Mac Multiclass Certificates(c),(d)
Series 2021-P011 Class X1
09/25/2045	1.744%	19,063,206	1,993,804
Freddie Mac Multifamily Structured Credit Risk(a),(b)
Series 2021-MN1 Class M2
3-month Term SOFR + 3.750% 01/25/2051	7.412%	5,500,000	5,703,121
Freddie Mac Multifamily Structured Pass-Through Certificates(c),(d)
Series KL05 Class X1P (FHLMC)
06/25/2029	0.892%	75,000,000	1,941,210
Government National Mortgage Association(b)
CMO Series 2013-H08 Class FA
1-month Term SOFR + 0.464% Floor 0.350%, Cap 10.550% 03/20/2063	4.133%	91,534	91,316
CMO Series 2015-H15 Class FJ
1-month Term SOFR + 0.554% Floor 0.440%, Cap 11.000% 06/20/2065	4.223%	330,627	330,307
CMO Series 2015-H16 Class FG
1-month Term SOFR + 0.554% Floor 0.440%, Cap 11.000% 07/20/2065	4.223%	462,009	461,591
CMO Series 2015-H16 Class FL
1-month Term SOFR + 0.554% Floor 0.440%, Cap 11.000% 07/20/2065	4.223%	179,374	179,211
CMO Series 2015-H18 Class FA
1-month Term SOFR + 0.564% Floor 0.450%, Cap 11.000% 06/20/2065	4.233%	96,291	96,231
Multifamily Connecticut Avenue Securities Trust(a),(b)
Series 2023-01 Class M10
30-day Average SOFR + 6.500% 11/25/2053	10.162%	3,500,000	4,010,716
Subordinated Series 2020-01 Class M10
30-day Average SOFR + 3.864% 03/25/2050	7.526%	6,420,309	6,515,741
Total Commercial Mortgage-Backed Securities - Agency (Cost $136,023,465)			131,591,352

Variable Portfolio – Partners Core Bond Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2026 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency 4.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AMSR Trust(a)
Series 2021-SFR1 Class E1
06/17/2038	2.751%	2,250,000	2,121,166
Series 2021-SFR1 Class E2
06/17/2038	2.900%	2,250,000	2,124,431
Subordinated Series 2021-SFR3 Class E2
10/17/2038	2.427%	3,845,000	3,781,816
Subordinated Series 2021-SFR4 Class F1
12/17/2038	3.158%	4,000,000	3,911,845
Subordinated Series 2022-SFR3 Class F
10/17/2039	4.000%	4,100,000	3,980,010
BANK(c)
Series 2022-BNK44 Class A5
10/15/2032	5.746%	705,000	733,557
BANK5(h)
Series 2026-5YR21 Class A3
04/15/2059	5.525%	1,465,000	1,509,280
BBCMS Mortgage Trust
Series 2018-C2 Class ASB
12/15/2051	4.236%	301,390	300,901
Series 2021-C12 Class A5
11/15/2054	2.689%	600,000	532,855
Series 2022-C17 Class A5
09/15/2055	4.441%	763,000	745,256
Series 2025-5C33 Class A4
03/15/2058	5.839%	1,496,000	1,548,967
Series 2025-5C37 Class A3
09/15/2058	5.015%	377,000	379,896
BBCMS Mortgage Trust(a),(c)
Subordinated Series 2016-ETC Class E
08/14/2036	3.609%	8,000,000	7,711,330
Bear Stearns Commercial Mortgage Securities Trust(a),(c),(d)
CMO Series 2007-T26 Class X1
01/12/2045	1.172%	21,764	0
Benchmark Mortgage Trust
Series 2021-B25 Class A4
04/15/2054	2.268%	760,000	693,608
Series 2026-V20 Class A3
02/15/2059	5.184%	458,000	464,996
Series 2026-V21 Class A3
03/15/2031	5.127%	1,232,000	1,245,360
BMD2 Re-Remic Trust(a),(i)
Series 2019-FRR1 Class 6C
05/25/2052	0.000%	8,685,000	6,894,341
BMD2 Re-Remic Trust(a),(j)
Subordinated Series 2019-FRR1 Class 5D1
05/25/2052	0.000%	6,739,000	5,222,575
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BMO Mortgage Trust(c)
Series 2025-C12 Class A5
06/15/2058	5.871%	106,000	111,253
BX Commercial Mortgage Trust(a),(b)
Series 2025-COPT Class A
1-month Term SOFR + 1.750% Floor 1.750% 09/15/2042	5.423%	1,190,000	1,190,372
BX Trust(a),(b)
Series 2025-VLT7 Class A
1-month Term SOFR + 1.650% Floor 1.700% 07/15/2027	5.373%	242,000	240,938
Series 2025-VOLT Class A
1-month Term SOFR + 1.700% Floor 1.700% 12/15/2044	5.373%	2,638,000	2,629,758
CoreVest American Finance Trust(a)
Series 2019-3 Class A
10/15/2052	2.705%	95,513	95,341
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	5,000,000	4,128,102
CSTL Commercial Mortgage Trust(a),(c)
Subordinated Series 2026-GATE3 Class E
02/10/2043	6.554%	625,000	614,496
Freddie Mac MSCR Trust(a),(b)
Series 2021-MN1 Class B1
30-day Average SOFR + 7.750% 01/25/2051	11.412%	3,858,000	4,234,494
Freddie Mac Multifamily Structured Credit Risk(a),(b)
Series 2021-MN1 Class M1
30-day Average SOFR + 3.000% 01/25/2051	5.662%	833,368	831,877
Series 2021-MN2 Class M2
30-day Average SOFR + 3.350% 07/25/2041	7.012%	5,861,458	5,861,465
Series 2022-MN4 Class M1
30-day Average SOFR + 4.250% 05/25/2052	7.910%	3,558,040	3,588,705
Series 2022-MN4 Class M2
30-day Average SOFR + 6.500% 05/25/2052	10.160%	2,500,000	2,780,641
FRTKL(a)
Subordinated CMO Series 2021-SFR1 Class E1
09/17/2038	2.372%	3,709,000	3,651,149
Subordinated CMO Series 2021-SFR1 Class E2
09/17/2038	2.522%	2,781,000	2,736,871
Subordinated Series 2021-SFR1 Class F
09/17/2038	3.171%	4,400,000	4,328,277
Variable Portfolio – Partners Core Bond Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2026 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GAM Investments(a),(c)
Subordinated Series 2021-F Class F
09/27/2051	2.344%	7,500,000	6,696,381
GAM Re-REMIC Trust(a),(i)
Series 2021-FRR1 Class 1D
11/29/2050	0.000%	5,000,000	4,598,389
Series 2021-FRR1 Class 2B
11/29/2050	0.000%	6,600,000	6,016,487
Series 2021-FRR1 Class 2C
11/29/2050	0.000%	3,500,000	3,140,744
GS Mortgage Securities Trust
Series 2020-GSA2 Class A4
12/12/2053	1.721%	2,582,000	2,307,358
KGS-Alpha SBA COOF Trust(a),(c),(d)
CMO Series 2012-2 Class A
08/25/2038	0.910%	326,246	4,567
CMO Series 2013-2 Class A
03/25/2039	1.715%	435,343	9,942
CMO Series 2014-2 Class A
04/25/2040	3.172%	70,514	3,465
Ladder Capital Commercial Mortgage Trust(a)
Series 2013-GCP Class A2
02/15/2036	3.985%	1,535,000	1,434,391
Morgan Stanley Capital I Trust(a),(c),(d)
CMO Series 2006-T21 Class X
10/12/2052	0.057%	1,553,571	221
Morgan Stanley Capital I Trust(c)
Series 2018-L1 Class A4
10/15/2051	4.407%	888,000	882,536
Morgan Stanley Capital I Trust
Series 2020-HR8 Class A3
07/15/2053	1.790%	845,266	762,175
MRCD MARK Mortgage Trust(a)
Series 2019-PARK Class A
12/15/2036	2.718%	4,000,000	3,560,000
Series 2019-PARK Class D
12/15/2036	2.718%	2,375,000	1,785,390
New Residential Mortgage Loan Trust(a)
Subordinated Series 2022-SFR1 Class E1
02/17/2039	3.550%	7,036,000	6,899,238
Progress Residential Trust(a)
Series 2026-SFR1 Class D
02/17/2043	4.000%	1,605,000	1,498,978
Subordinated Series 2021-SFR7 Class E1
08/17/2040	2.591%	2,500,000	2,334,396
Subordinated Series 2021-SFR8 Class F
10/17/2038	3.181%	8,000,000	7,895,494
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-SFR9 Class E2
11/17/2040	3.010%	2,899,000	2,746,287
Subordinated Series 2022-SFR3 Class F
04/17/2039	6.600%	5,560,000	5,564,827
Progress Residential Trust
Subordinated Series 2022-SFR2 Class E1
04/17/2027	4.550%	3,100,000	3,064,560
RFM Re-REMIC Trust(a),(i)
Subordinated Series 2022-FRR1 Class CK60
11/08/2049	0.000%	5,000,000	4,769,147
Starwood Waypoint Homes Trust(g)
Series 2019-STL Class A
10/11/2026	7.250%	1,771,902	1,753,297
SWCH Commercial Mortgage Trust(a),(b)
Series 2025-DATA Class A
1-month Term SOFR + 1.443% Floor 1.443% 03/15/2042	5.123%	2,176,000	2,147,124
Wachovia Bank Commercial Mortgage Trust(a),(c),(d)
CMO Series 2004-C12 Class
07/15/2041	1.089%	45,643	34
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $145,944,012)			150,801,357

Corporate Bonds & Notes 30.8%

Aerospace & Defense 0.8%
Allegheny Technologies, Inc.
12/01/2027	5.875%	480,000	480,308
Axon Enterprise, Inc.(a)
03/15/2030	6.125%	295,000	301,053
BAE Systems PLC(a)
02/15/2031	1.900%	217,000	191,129
Boeing Co. (The)
05/01/2050	5.805%	1,068,000	1,030,937
05/01/2054	6.858%	638,000	701,934
Embraer Netherlands Finance BV
02/11/2035	5.980%	981,000	1,008,885
01/09/2038	5.400%	935,000	891,969
General Electric Co.
07/29/2030	4.300%	1,853,000	1,848,410
01/29/2036	4.900%	1,685,000	1,684,301
Honeywell Aerospace, Inc.(a)
03/16/2028	3.900%	3,291,000	3,267,741
03/16/2029	4.000%	1,975,000	1,957,516
03/16/2031	4.300%	3,867,000	3,827,583
03/16/2033	4.600%	2,802,000	2,768,318
03/16/2036	4.950%	2,892,000	2,869,187
03/16/2046	5.622%	673,000	662,751
03/16/2056	5.732%	2,057,000	2,033,754
03/16/2066	5.852%	139,000	137,792

Variable Portfolio – Partners Core Bond Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Howmet Aerospace, Inc.
10/15/2031	4.850%	820,000	829,161
04/15/2036	4.750%	813,000	790,004
Northrop Grumman Corp.
07/15/2030	4.650%	879,000	883,895
07/15/2035	5.250%	815,000	830,127
RTX Corp.
03/15/2054	6.400%	658,000	709,209
TransDigm, Inc.(a)
03/01/2032	6.625%	1,565,000	1,598,961
Total			31,304,925
Agencies 0.0%
Crowley Conro LLC
08/15/2043	4.181%	528,511	491,412
Airlines 0.5%
Air Canada Pass-Through Trust(a)
Series 2017-1 Class A
01/15/2030	3.550%	224,224	211,003
Series 2017-1 Class AA
01/15/2030	3.300%	160,776	152,956
American Airlines Pass-Through Trust
Series 2016-3 Class AA
10/15/2028	3.000%	722,262	699,510
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	119,583	119,624
04/20/2029	5.750%	1,890,000	1,875,280
British Airways Pass-Through Trust(a)
Series 2018-1 Class A
09/20/2031	4.125%	243,878	235,983
Series 2018-1 Class AA
09/20/2031	3.800%	155,597	151,487
Series 2019-1 Class AA
06/15/2034	3.300%	294,741	277,943
Delta Air Lines, Inc.
07/10/2028	4.950%	2,462,000	2,470,754
07/10/2030	5.250%	2,770,000	2,791,200
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2028	4.750%	1,833,333	1,830,137
JetBlue Airways Corp./Loyalty LP(a)
09/20/2031	9.875%	840,000	793,851
Southwest Airlines Co.
11/15/2035	5.250%	582,000	546,214
United Airlines Holdings, Inc.
03/01/2029	4.875%	2,209,000	2,167,457
03/01/2031	5.375%	1,105,000	1,082,212
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Airlines Pass-Through Trust
Series 2016-2 Class A
04/07/2030	3.100%	638,949	611,258
United Airlines, Inc. Pass-Through Trust
Series 2016-1 Class AA
07/07/2028	3.100%	293,393	284,575
Series 2018-1 Class A
03/01/2030	3.700%	782,958	748,899
Series 2018-1 Class AA
03/01/2030	3.500%	247,740	238,871
Series 2019-1 Class A
08/25/2031	4.550%	441,086	429,187
Series 2019-1 Class AA
08/25/2031	4.150%	467,671	454,919
Total			18,173,320
Apartment REIT 0.2%
American Homes 4 Rent LP
06/15/2030	4.950%	796,000	798,547
04/15/2032	3.625%	1,042,000	962,735
07/15/2034	5.500%	628,000	628,683
03/15/2035	5.250%	268,000	263,919
04/15/2052	4.300%	467,000	357,393
Essex Portfolio LP
01/15/2031	1.650%	180,000	155,793
06/15/2031	2.550%	538,000	481,588
04/01/2034	5.500%	459,000	464,406
Invitation Homes Operating Partnership LP
08/15/2031	2.000%	180,000	154,289
04/15/2032	4.150%	1,037,000	974,400
01/15/2033	4.950%	515,000	502,824
UDR, Inc.
09/01/2026	2.950%	212,000	210,639
09/01/2034	5.125%	280,000	278,112
Total			6,233,328
Automotive 0.5%
Adient Global Holdings Ltd.(a)
04/15/2028	7.000%	540,000	547,963
Allison Transmission, Inc.(a)
06/01/2029	5.875%	890,000	897,143
Clarios Global LP/US Finance Co.(a)
02/15/2030	6.750%	435,000	443,113
Cooper-Standard Automotive, Inc.(a)
03/01/2031	9.250%	480,000	453,682
Ford Motor Credit Co. LLC
02/10/2029	2.900%	3,025,000	2,827,863
05/03/2029	5.113%	363,000	359,771
04/06/2033	5.753%	2,547,000	2,496,664
Variable Portfolio – Partners Core Bond Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
General Motors Financial Co., Inc.
06/10/2031	2.700%	1,681,000	1,507,617
04/04/2034	5.950%	571,000	586,025
Goodyear Tire & Rubber Co. (The)
07/15/2031	5.250%	460,000	412,035
Hyundai Capital America(a)
01/10/2028	1.800%	196,000	186,737
03/27/2030	5.150%	905,000	914,436
09/18/2030	4.500%	798,000	785,025
Hyundai Capital America(a),(h)
04/06/2029	4.750%	1,462,000	1,460,977
04/07/2031	5.000%	1,087,000	1,087,348
Volkswagen Group of America Finance LLC(a)
03/27/2028	5.050%	941,000	946,861
11/13/2028	4.750%	926,000	924,519
03/27/2030	5.350%	1,477,000	1,497,056
Total			18,334,835
Banking 8.5%
ABN AMRO Bank NV(a),(e)
12/03/2028	4.988%	900,000	906,318
12/13/2029	2.470%	700,000	662,065
Subordinated
03/13/2037	3.324%	800,000	714,815
AIB Group PLC(a),(e)
09/13/2029	6.608%	265,000	277,260
05/15/2031	5.320%	200,000	203,635
American Express Co.(e)
04/25/2031	5.016%	1,238,000	1,257,389
02/10/2032	4.456%	1,651,000	1,632,824
07/20/2033	4.918%	315,000	315,777
04/25/2036	5.667%	280,000	289,545
Banco Bilbao Vizcaya Argentaria SA
03/13/2029	5.381%	2,000,000	2,053,189
03/03/2036	5.127%	1,800,000	1,749,661
Banco Santander SA
08/08/2028	5.588%	3,200,000	3,276,178
11/06/2030	4.551%	1,000,000	985,740
11/06/2035	5.127%	800,000	780,318
Bank of America Corp.(e),(k)
	6.250%	1,027,000	1,029,114
Bank of America Corp.(e)
04/24/2028	3.705%	476,000	472,344
12/20/2028	3.419%	210,000	206,310
09/15/2029	5.819%	898,000	926,316
01/24/2031	5.162%	1,420,000	1,446,799
02/13/2031	2.496%	1,336,000	1,234,909
07/23/2031	1.898%	562,000	500,836
04/27/2033	4.571%	1,189,000	1,167,113
01/23/2035	5.468%	714,000	728,293
02/06/2037	5.045%	190,000	187,455
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
06/19/2041	2.676%	3,786,000	2,713,034
12/31/2079	6.625%	890,000	912,220
Subordinated
08/15/2035	5.425%	915,000	913,530
03/08/2037	3.846%	1,424,000	1,318,110
Bank of Ireland Group PLC(a),(e)
03/20/2030	5.601%	700,000	718,122
Bank of Montreal
06/04/2031	5.511%	263,000	272,657
Bank of Montreal(e)
01/14/2032	4.439%	1,734,000	1,708,703
Bank of New York Mellon Corp. (The)(e)
10/25/2029	6.317%	202,000	211,548
01/22/2030	4.026%	1,449,000	1,434,651
02/11/2031	4.942%	312,000	316,285
Bank of Nova Scotia (The)(e)
11/10/2032	4.740%	617,000	615,197
Banque Federative du Credit Mutuel SA(a)
07/13/2028	5.790%	962,000	987,386
Barclays PLC(e)
09/10/2030	4.942%	1,212,000	1,218,303
02/24/2032	4.521%	1,245,000	1,218,138
11/02/2033	7.437%	1,559,000	1,741,845
02/24/2037	5.207%	1,807,000	1,748,453
BNP Paribas SA(a),(e)
01/09/2030	5.176%	1,722,000	1,745,207
01/20/2033	3.132%	682,000	613,098
Subordinated
11/19/2035	5.906%	1,213,000	1,229,992
BPCE SA(a),(e)
10/19/2027	6.612%	880,000	889,581
10/19/2029	6.714%	1,054,000	1,102,378
01/20/2032	2.277%	855,000	752,995
10/19/2034	7.003%	1,362,000	1,489,266
01/14/2036	6.293%	280,000	292,989
Subordinated
10/19/2032	3.116%	1,174,000	1,037,223
BPCE SA(a)
01/18/2028	5.125%	2,116,000	2,141,738
CaixaBank SA(a),(e)
09/13/2027	6.684%	660,000	666,034
07/03/2036	5.581%	200,000	200,946
Citibank NA
08/06/2029	4.838%	335,000	339,288
Citigroup, Inc.(e),(k)
	6.750%	1,249,000	1,248,009
	6.950%	694,000	698,156
	7.125%	1,859,000	1,877,761

Variable Portfolio – Partners Core Bond Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup, Inc.(e)
07/24/2028	3.668%	585,000	578,918
02/13/2030	5.174%	540,000	548,295
03/20/2030	3.980%	972,000	956,521
09/19/2030	4.542%	4,375,000	4,359,943
09/11/2031	4.503%	185,000	182,788
05/01/2032	2.561%	1,417,000	1,268,029
11/03/2032	2.520%	1,761,000	1,553,680
11/17/2033	6.270%	1,611,000	1,721,602
09/11/2036	5.174%	1,476,000	1,461,718
Subordinated
02/13/2035	5.827%	1,875,000	1,898,762
Citizens Bank(e)
01/29/2029	4.192%	2,344,000	2,329,220
Credit Agricole SA(a),(e)
09/11/2028	4.631%	380,000	380,195
10/03/2029	6.316%	1,266,000	1,316,474
01/09/2036	5.862%	805,000	829,152
Credit Suisse Group AG(a),(e)
01/12/2029	3.869%	250,000	247,132
Danske Bank A/S(a),(e)
03/01/2030	5.705%	320,000	328,931
10/02/2030	4.613%	724,000	720,981
Deutsche Bank AG(e)
01/07/2028	2.552%	500,000	492,371
02/08/2028	5.706%	688,000	693,878
12/10/2031	4.469%	600,000	589,404
02/06/2032	4.725%	280,000	275,786
Subordinated
01/07/2033	3.742%	315,000	286,649
02/10/2034	7.079%	845,000	903,485
Deutsche Bank AG
05/10/2029	5.414%	580,000	595,297
Fifth Third Bancorp(e)
04/29/2032	4.566%	1,983,000	1,946,017
01/29/2037	5.141%	1,075,000	1,047,929
Goldman Sachs Group, Inc. (The)(e),(k)
	6.850%	952,000	969,108
	7.500%	628,000	654,037
Goldman Sachs Group, Inc. (The)(e)
02/24/2028	2.640%	1,337,000	1,315,232
03/15/2028	3.615%	587,000	582,156
01/21/2029	4.148%	6,296,000	6,254,307
04/23/2029	3.814%	561,000	553,266
10/24/2029	6.484%	2,880,000	3,013,858
04/25/2030	5.727%	264,000	272,351
07/23/2030	5.049%	951,000	962,084
01/28/2031	5.207%	3,558,000	3,616,169
04/23/2031	5.218%	4,272,000	4,343,641
10/21/2031	4.369%	8,796,000	8,623,676
01/21/2032	4.516%	2,555,000	2,516,719
04/22/2032	2.615%	2,150,000	1,931,551
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
07/23/2035	5.330%	2,143,000	2,150,082
10/23/2035	5.016%	1,255,000	1,232,014
10/21/2036	4.939%	3,303,000	3,198,099
01/21/2037	5.065%	3,648,000	3,571,870
01/21/2047	5.541%	645,000	614,325
Subordinated
02/02/2041	5.387%	944,000	913,436
Goldman Sachs Group, Inc.(The)(e)
10/21/2029	4.153%	3,932,000	3,895,437
HSBC Holdings PLC(e)
08/11/2028	5.210%	1,588,000	1,600,438
09/22/2028	2.013%	1,828,000	1,762,501
05/22/2030	3.973%	1,819,000	1,779,056
11/19/2030	5.286%	2,517,000	2,560,260
08/18/2031	2.357%	284,000	255,946
11/06/2031	4.619%	920,000	907,455
03/10/2032	4.675%	2,088,000	2,059,068
05/17/2032	5.733%	1,169,000	1,207,869
05/24/2032	2.804%	1,347,000	1,210,698
03/10/2037	5.279%	3,553,000	3,488,291
Huntington Bancshares, Inc.(e)
02/02/2035	5.709%	254,000	259,224
ING Groep NV(e)
03/23/2032	4.803%	1,313,000	1,304,429
03/23/2037	5.420%	1,122,000	1,118,103
Intesa Sanpaolo SpA(a),(e)
Subordinated
06/01/2042	4.950%	1,564,000	1,310,992
KeyCorp(e)
04/04/2031	5.121%	1,140,000	1,150,025
06/01/2033	4.789%	637,000	622,933
Lloyds Banking Group PLC(e)
01/05/2028	5.462%	205,000	206,514
02/10/2030	4.241%	2,295,000	2,270,048
01/05/2035	5.679%	220,000	226,070
11/04/2036	4.943%	1,083,000	1,044,837
02/10/2047	5.668%	1,949,000	1,894,966
M&T Bank Corp.(e)
03/13/2032	6.082%	693,000	726,101
01/16/2036	5.385%	857,000	849,759
Macquarie Bank Ltd.(a),(e)
Subordinated
03/03/2036	3.052%	280,000	252,139
Macquarie Group Ltd.(a),(e)
01/15/2030	5.033%	219,000	221,143
Mitsubishi UFJ Financial Group, Inc.(e)
01/14/2032	4.505%	1,668,000	1,644,297
01/14/2037	5.057%	1,780,000	1,746,857
Mitsubishi UFJ Financial Group, Inc.
07/18/2039	3.751%	242,000	203,976
Variable Portfolio – Partners Core Bond Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mizuho Financial Group, Inc.(e)
07/10/2030	5.382%	300,000	306,582
Morgan Stanley(e)
01/24/2029	3.772%	192,000	189,551
02/01/2029	5.123%	755,000	763,456
10/18/2029	4.133%	3,372,000	3,333,048
01/09/2030	4.238%	638,000	631,364
01/16/2030	5.173%	1,457,000	1,477,632
01/23/2030	4.431%	318,000	316,335
07/19/2030	5.042%	2,467,000	2,495,830
01/15/2031	5.230%	630,000	639,831
04/17/2031	5.192%	2,375,000	2,410,569
01/16/2032	4.493%	4,126,000	4,058,196
02/13/2032	1.794%	3,548,000	3,073,775
03/12/2032	4.708%	5,259,000	5,223,422
01/21/2033	2.943%	169,000	151,897
07/21/2034	5.424%	518,000	525,191
04/19/2035	5.831%	287,000	297,897
07/19/2035	5.320%	814,000	815,899
10/22/2036	4.892%	941,000	909,382
01/30/2037	5.073%	3,148,000	3,083,253
03/13/2047	5.900%	1,739,000	1,731,477
Subordinated
09/16/2036	2.484%	251,000	215,923
01/19/2038	5.948%	921,000	943,968
01/18/2041	5.314%	860,000	829,761
Morgan Stanley Private Bank(e)
11/17/2028	4.204%	3,189,000	3,177,603
02/08/2030	4.213%	3,765,000	3,725,860
11/19/2031	4.465%	9,378,000	9,234,498
Morgan Stanley Private Bank NA(e)
07/06/2028	4.466%	1,916,000	1,915,988
07/18/2031	4.734%	4,390,000	4,374,968
National Australia Bank Ltd.(a)
Subordinated
08/21/2030	2.332%	818,000	736,404
National Australia Bank Ltd.(a),(e)
Subordinated
08/02/2034	3.933%	366,000	354,726
Nationwide Building Society(a),(e)
02/16/2028	2.972%	210,000	207,059
Nationwide Building Society(a)
07/29/2029	5.127%	712,000	723,227
NatWest Group PLC(e)
05/23/2031	5.115%	1,018,000	1,028,206
Subordinated
03/03/2047	5.908%	1,132,000	1,100,556
NatWest Markets PLC(a)
03/21/2030	5.022%	1,289,000	1,304,070
PNC Bank NA(e)
07/21/2028	4.429%	2,532,000	2,531,325
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PNC Financial Services Group, Inc. (The)(e)
01/26/2029	4.075%	2,518,000	2,504,157
10/21/2032	4.812%	1,952,000	1,945,662
08/18/2034	5.939%	324,000	339,343
10/20/2034	6.875%	1,284,000	1,416,901
01/22/2035	5.676%	201,000	206,901
07/21/2036	5.373%	989,000	996,747
Subordinated
01/25/2041	5.423%	1,048,000	1,028,456
Royal Bank of Canada(e)
10/18/2030	4.650%	3,184,000	3,191,265
08/06/2031	4.696%	529,000	528,192
Royal Bank of Scotland Group PLC(e)
05/08/2030	4.445%	208,000	206,703
Santander UK Group Holdings PLC(e)
09/11/2030	4.858%	3,108,000	3,111,789
04/15/2031	5.694%	279,000	286,906
Societe Generale SA(a),(e)
01/19/2028	2.797%	1,454,000	1,432,958
01/10/2029	6.446%	600,000	617,504
05/22/2031	5.512%	700,000	713,500
06/09/2032	2.889%	1,193,000	1,070,861
04/13/2033	6.100%	1,198,000	1,244,294
01/19/2035	6.066%	702,000	724,346
04/10/2037	5.400%	1,285,000	1,243,260
Societe Generale SA(a)
01/22/2030	3.000%	708,000	662,067
Standard Chartered PLC(a),(e)
05/14/2028	5.688%	715,000	723,349
11/16/2028	7.767%	1,155,000	1,209,743
01/09/2029	6.301%	769,000	789,630
01/13/2037	5.243%	285,000	276,020
03/05/2047	5.706%	1,395,000	1,321,667
State Street Corp.(e),(k)
	6.700%	325,000	330,992
State Street Corp.
02/28/2030	4.729%	2,463,000	2,491,450
State Street Corp.(e)
10/23/2036	5.109%	612,000	594,414
Sumitomo Mitsui Financial Group, Inc.
07/16/2029	3.040%	767,000	730,239
07/09/2031	5.424%	700,000	717,171
Sumitomo Mitsui Financial Group, Inc.(e)
01/15/2032	4.494%	1,668,000	1,642,899
01/15/2037	5.046%	1,668,000	1,638,651
Sumitomo Mitsui Trust Group, Inc.(a),(e)
Subordinated
09/11/2036	5.416%	1,567,000	1,539,322

Variable Portfolio – Partners Core Bond Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Toronto-Dominion Bank (The)
07/17/2028	5.523%	195,000	199,820
10/15/2035	4.928%	1,589,000	1,560,560
Truist Bank(e)
01/27/2029	4.144%	2,298,000	2,286,395
Truist Financial Corp.(e)
10/30/2029	7.161%	907,000	963,632
01/27/2032	4.597%	2,110,000	2,086,625
01/26/2034	5.122%	1,434,000	1,428,878
06/08/2034	5.867%	459,000	477,734
01/24/2035	5.711%	260,000	268,007
UBS Group AG(a),(e)
05/12/2028	4.751%	1,424,000	1,427,810
08/13/2030	3.126%	3,619,000	3,441,491
09/13/2030	5.617%	891,000	917,603
08/10/2032	4.588%	1,416,000	1,390,045
03/23/2037	5.010%	660,000	637,330
05/06/2047	5.528%	1,542,000	1,470,760
US Bancorp(e)
01/23/2030	5.384%	228,000	233,282
07/23/2030	5.100%	566,000	575,969
05/15/2031	5.083%	541,000	548,522
01/26/2032	4.481%	2,318,000	2,293,629
01/23/2035	5.678%	147,000	151,787
01/26/2037	5.033%	1,820,000	1,796,773
Wells Fargo & Co.(e),(k)
	6.850%	1,367,000	1,415,750
Wells Fargo & Co.(e)
10/23/2029	6.303%	1,896,000	1,975,285
01/24/2031	5.244%	838,000	854,041
04/23/2031	5.150%	3,730,000	3,793,325
07/25/2034	5.557%	1,528,000	1,564,726
10/23/2034	6.491%	519,000	561,245
12/03/2035	5.211%	710,000	706,769
04/23/2036	5.605%	2,073,000	2,121,287
09/15/2036	4.892%	1,739,000	1,691,560
01/23/2037	4.960%	2,349,000	2,288,421
04/30/2041	3.068%	1,735,000	1,302,711
01/23/2047	5.433%	645,000	610,561
Total			315,316,037
Brokerage/Asset Managers/Exchanges 0.2%
Apollo Global Management, Inc.
03/30/2036	5.700%	1,511,000	1,512,038
Ares Management Corp.
10/11/2054	5.600%	922,000	812,522
Brookfield Asset Management Ltd.
11/15/2030	4.653%	665,000	659,164
01/15/2036	5.298%	1,057,000	1,030,585
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Charles Schwab Corp. (The)(e)
11/14/2031	4.343%	1,576,000	1,558,788
11/14/2036	4.914%	2,072,000	2,013,835
Total			7,586,932
Building Materials 0.2%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	420,000	412,005
Builders FirstSource, Inc.(a)
02/01/2032	4.250%	1,375,000	1,268,071
Griffon Corp.
03/01/2028	5.750%	436,000	433,705
Knife River Corp.(a)
05/01/2031	7.750%	355,000	368,073
Masterbrand, Inc.(a)
07/15/2032	7.000%	425,000	416,019
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC(a)
04/01/2032	6.750%	630,000	603,150
Quikrete Holdings, Inc.(a)
03/01/2032	6.375%	1,075,000	1,092,651
QXO Building Products, Inc.(a)
04/30/2032	6.750%	165,000	168,324
Smyrna Ready Mix Concrete LLC(a)
11/01/2028	6.000%	995,000	987,884
Standard Building Solutions, Inc.(a)
08/01/2033	6.250%	170,000	168,284
Standard Industries, Inc.(a)
01/15/2028	4.750%	515,000	509,757
07/15/2030	4.375%	855,000	807,247
Total			7,235,170
Cable and Satellite 0.7%
CCO Holdings LLC/Capital Corp.(a)
06/01/2029	5.375%	335,000	330,479
03/01/2030	4.750%	4,870,000	4,619,101
02/01/2031	4.250%	1,460,000	1,328,263
Charter Communications Operating LLC
06/01/2034	6.550%	1,016,000	1,054,146
Charter Communications Operating LLC/Capital
12/01/2035	5.850%	553,000	543,465
04/01/2038	5.375%	167,000	149,823
06/01/2041	3.500%	312,000	218,674
03/01/2042	3.500%	2,858,000	1,954,982
10/23/2045	6.484%	205,000	188,828
07/01/2049	5.125%	121,000	92,856
03/01/2050	4.800%	231,000	171,327
06/01/2052	3.900%	1,954,000	1,242,877
04/01/2053	5.250%	746,000	584,700
12/01/2055	6.700%	526,000	502,860
04/01/2063	5.500%	317,000	244,669
Variable Portfolio – Partners Core Bond Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Comcast Corp.
06/01/2034	5.300%	257,000	260,801
08/15/2034	4.200%	236,000	222,115
03/01/2038	3.900%	878,000	754,534
11/01/2051	2.887%	248,000	143,341
11/01/2052	4.049%	585,000	419,100
05/15/2053	5.350%	2,667,000	2,354,945
11/01/2056	2.937%	3,801,000	2,110,326
11/01/2063	2.987%	679,000	360,117
CSC Holdings LLC(a)
02/01/2029	6.500%	700,000	446,803
DISH Network Corp.(a)
11/15/2027	11.750%	1,000,000	1,030,220
EchoStar Corp.
11/30/2029	10.750%	85,000	91,800
Sirius XM Radio, Inc.(a)
07/15/2028	4.000%	2,084,000	2,013,931
07/01/2030	4.125%	620,000	582,228
Time Warner Cable LLC
09/01/2041	5.500%	600,000	516,333
Total			24,533,644
Chemicals 0.3%
Avient Corp.(a)
08/01/2030	7.125%	770,000	781,260
Axalta Coating Systems Dutch Holding B BV(a)
02/15/2031	7.250%	450,000	471,108
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	371,000	368,497
Braskem Netherlands Finance BV(a)
01/31/2030	4.500%	500,000	233,540
Celanese US Holdings LLC
02/15/2031	7.000%	520,000	533,570
02/15/2034	7.375%	1,140,000	1,169,449
Chemours Co. (The)(a)
11/15/2028	5.750%	98,000	97,204
Eastman Chemical Co.
02/20/2031	4.500%	1,591,000	1,556,366
INEOS Finance PLC(a)
05/15/2028	6.750%	805,000	778,312
Qnity Electronics, Inc.(a)
08/15/2032	5.750%	705,000	705,879
SNF Group SACA(a)
03/31/2031	5.626%	1,933,000	1,954,342
Solstice Advanced Materials, Inc.(a)
09/30/2033	5.625%	610,000	601,485
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
W.R. Grace Holdings LLC(a)
08/15/2032	6.625%	605,000	589,560
Total			9,840,572
Construction Machinery 0.3%
Caterpillar Financial Services Corp.
05/14/2027	5.000%	1,841,000	1,859,205
08/16/2029	4.375%	692,000	694,665
Deere & Co.
01/19/2055	5.700%	1,278,000	1,302,044
Herc Holdings, Inc.(a)
06/15/2030	7.000%	528,000	541,837
John Deere Capital Corp.
09/08/2026	5.150%	1,126,000	1,130,959
01/08/2027	4.500%	1,522,000	1,528,215
09/15/2027	4.150%	1,207,000	1,209,159
01/07/2028	4.650%	1,072,000	1,081,795
06/11/2029	4.850%	200,000	203,619
Ritchie Bros Holdings, Inc.(a)
03/15/2031	7.750%	285,000	296,218
Terex Corp.(a)
05/15/2029	5.000%	900,000	887,852
United Rentals North America, Inc.
01/15/2030	5.250%	1,315,000	1,309,201
United Rentals North America, Inc.(a)
11/15/2033	5.375%	730,000	711,122
Total			12,755,891
Consumer Cyclical Services 0.4%
ADT Security Corp. (The)(a)
07/15/2032	4.875%	580,000	543,748
Airbnb, Inc.
03/16/2029	4.400%	1,913,000	1,910,333
03/16/2031	4.650%	1,171,000	1,168,892
03/16/2036	5.250%	652,000	651,441
Allied Universal Holdco LLC/Finance Corp./Atlas Luxco 4 Sarl(a)
06/01/2028	4.625%	435,000	424,951
CBRE Services, Inc.
01/15/2033	4.900%	1,558,000	1,538,828
06/15/2035	5.500%	484,000	488,349
Service Corp. International
06/01/2029	5.125%	740,000	735,033
Uber Technologies, Inc.
01/15/2031	4.150%	1,594,000	1,558,633
09/15/2034	4.800%	3,596,000	3,516,980
09/15/2035	4.800%	2,009,000	1,951,093
09/15/2054	5.350%	1,402,000	1,288,896
Total			15,777,177

Variable Portfolio – Partners Core Bond Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.2%
ACCO Brands Corp.(a)
03/15/2029	4.250%	645,000	576,083
Acushnet Co.(a)
12/01/2033	5.625%	135,000	134,673
Central Garden & Pet Co.
10/15/2030	4.125%	375,000	354,071
Edgewell Personal Care Co.(a)
06/01/2028	5.500%	873,000	868,165
Energizer Holdings, Inc.(a)
06/15/2028	4.750%	425,000	418,456
Newell Brands, Inc.
09/15/2029	6.625%	1,790,000	1,747,849
Scotts Miracle-Gro Co. (The)
10/15/2029	4.500%	1,195,000	1,167,109
Tempur Sealy International, Inc.(a)
04/15/2029	4.000%	1,220,000	1,173,072
Total			6,439,478
Diversified Manufacturing 0.5%
Chart Industries, Inc.(a)
01/01/2030	7.500%	685,000	711,682
Eaton Capital ULC
05/09/2030	4.450%	836,000	836,032
Eaton Corp.
03/06/2028	3.850%	2,599,000	2,581,024
03/06/2029	3.950%	1,646,000	1,629,505
03/06/2031	4.200%	1,222,000	1,204,881
03/06/2033	4.500%	694,000	684,239
03/06/2036	4.800%	1,730,000	1,708,041
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	1,670,000	1,700,130
GE Vernova, Inc.
02/04/2056	5.500%	1,217,000	1,170,285
Madison IAQ LLC(a)
06/30/2028	4.125%	515,000	503,003
Resideo Funding, Inc.(a)
07/15/2032	6.500%	275,000	271,349
Siemens Funding BV(a)
05/26/2028	4.350%	2,048,000	2,058,074
05/28/2030	4.600%	1,367,000	1,378,046
05/28/2035	5.200%	1,237,000	1,265,338
05/28/2055	5.800%	834,000	851,541
TriMas Corp.(a)
04/15/2029	4.125%	505,000	480,700
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	870,000	874,941
03/15/2033	6.375%	265,000	270,171
Total			20,178,982
Electric 3.0%
AEP Transmission Co. LLC
09/15/2049	3.150%	257,000	168,597
08/15/2051	2.750%	438,000	263,112
Ameren Illinois Co.
07/01/2054	5.550%	481,000	461,839
American Transmission Systems, Inc.(a)
01/15/2032	2.650%	376,000	337,112
Arizona Public Service Co.
03/15/2036	5.100%	1,758,000	1,727,523
08/15/2055	5.900%	1,052,000	1,037,164
Baltimore Gas and Electric Co.
06/15/2031	2.250%	807,000	722,148
06/01/2035	5.450%	1,668,000	1,710,344
08/15/2046	3.500%	221,000	159,599
CenterPoint Energy Houston Electric LLC
08/15/2035	4.950%	1,270,000	1,258,133
04/01/2036	4.850%	1,131,000	1,108,552
03/01/2052	3.600%	596,000	427,204
Chile Electricity Lux MPC II Sarl(a)
10/20/2035	5.580%	760,499	765,345
10/20/2035	5.672%	1,441,743	1,456,081
Consolidated Edison Co of New York, Inc.
11/15/2059	3.700%	308,000	210,375
Consolidated Edison Co. of New York, Inc.
12/01/2051	3.200%	181,000	117,797
Constellation Energy Generation LLC(a)
02/01/2029	4.625%	649,000	641,159
Consumers Energy Co.
01/15/2031	4.500%	1,585,000	1,587,859
05/15/2033	4.625%	538,000	533,149
05/15/2035	5.050%	1,171,000	1,176,395
Dominion Energy, Inc.(e)
06/01/2054	7.000%	198,000	209,470
02/01/2055	6.875%	311,000	319,305
05/15/2055	6.625%	1,024,000	1,034,605
02/15/2056	6.000%	663,000	657,454
DTE Electric Co.
06/15/2042	3.950%	205,000	166,836
04/01/2043	4.000%	591,000	482,685
03/01/2050	2.950%	943,000	611,349
03/01/2052	3.650%	432,000	313,260
Variable Portfolio – Partners Core Bond Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke Energy Carolinas LLC
04/15/2031	2.550%	368,000	336,796
03/15/2032	2.850%	1,003,000	912,312
12/15/2041	4.250%	183,000	157,384
03/15/2052	3.550%	730,000	514,167
Duke Energy Corp.
06/15/2051	3.500%	500,000	334,712
06/15/2054	5.800%	234,000	224,327
Duke Energy Florida LLC
12/01/2030	4.200%	417,000	412,611
12/15/2031	2.400%	805,000	719,146
12/01/2035	4.850%	854,000	839,140
Duke Energy Indiana LLC
04/01/2050	2.750%	1,452,000	882,053
Duke Energy Ohio, Inc.
04/01/2033	5.250%	1,281,000	1,310,183
Duke Energy Progress LLC
04/01/2035	5.700%	174,000	179,815
10/15/2046	3.700%	184,000	137,452
08/15/2050	2.500%	815,000	469,588
Duquesne Light Holdings, Inc.(a)
10/01/2030	2.532%	216,000	196,632
Edison International
06/15/2029	5.450%	110,000	110,967
Edison International(e)
06/15/2053	8.125%	291,000	295,872
Emera US Finance LP
06/15/2031	2.639%	457,000	407,622
Emera, Inc.(e)
Junior Subordinated
06/15/2076	6.750%	161,000	161,034
Enel Finance International NV(a)
04/06/2028	3.500%	670,000	656,856
06/26/2029	5.125%	805,000	816,723
06/26/2034	5.500%	1,189,000	1,205,871
09/30/2035	5.000%	1,559,000	1,510,566
Enel Finance International NV(a),(e)
07/12/2031	2.500%	886,000	785,949
Entergy Arkansas LLC
01/15/2033	5.150%	1,211,000	1,232,275
06/15/2051	2.650%	727,000	422,055
Entergy Corp.(e)
12/01/2054	7.125%	710,000	726,831
Entergy Louisiana LLC
03/15/2051	2.900%	671,000	411,674
03/15/2054	5.700%	211,000	205,095
Entergy Mississippi LLC
09/01/2033	5.000%	292,000	293,431
04/15/2055	5.800%	790,000	779,151
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Entergy Texas, Inc.
03/15/2031	1.750%	1,277,000	1,115,916
09/15/2054	5.550%	299,000	282,508
Exelon Corp.
03/15/2036	4.950%	2,263,000	2,195,121
Exelon Generation Co. LLC
10/01/2041	5.750%	620,000	621,224
06/15/2042	5.600%	455,000	446,041
FirstEnergy Pennsylvania Electric Co.(a)
03/15/2031	4.550%	1,753,000	1,746,722
Georgia Power Co.
03/15/2034	5.250%	470,000	480,197
ITC Holdings Corp.(a)
09/22/2027	4.950%	193,000	193,934
05/14/2030	2.950%	310,000	289,803
06/01/2033	5.400%	534,000	542,671
05/09/2034	5.650%	899,000	923,612
Jersey Central Power & Light Co.(a)
01/15/2029	4.150%	856,000	851,617
01/15/2031	4.400%	1,427,000	1,406,496
03/01/2032	2.750%	3,249,000	2,918,317
Jersey Central Power & Light Co.
01/15/2035	5.100%	719,000	719,539
Kansas City Power & Light Co.
06/15/2047	4.200%	219,000	174,006
Metropolitan Edison Co.(a)
04/01/2028	5.200%	621,000	629,619
01/15/2029	4.300%	949,000	942,785
MidAmerican Energy Co.
11/01/2035	5.750%	451,000	473,357
08/01/2052	2.700%	700,000	421,531
11/15/2056	5.500%	687,000	658,953
Mississippi Power Co.
03/15/2042	4.250%	411,000	345,782
07/30/2051	3.100%	968,000	626,674
Nevada Power Co.
09/15/2040	5.375%	287,000	280,928
NextEra Energy Capital Holdings, Inc.(e)
06/15/2054	6.750%	286,000	296,520
08/15/2055	6.375%	299,000	303,575
08/15/2055	6.500%	225,000	231,922
Northern States Power Co.
05/15/2035	5.050%	1,321,000	1,330,832
06/01/2052	4.500%	258,000	215,336
03/15/2054	5.400%	489,000	464,280
06/15/2054	5.650%	530,000	522,176

Variable Portfolio – Partners Core Bond Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NRG Energy, Inc.(a)
12/02/2027	2.450%	191,000	183,986
06/15/2029	5.250%	2,005,000	1,987,370
10/15/2030	4.734%	180,000	177,867
01/15/2034	5.750%	305,000	301,539
10/15/2035	5.407%	255,000	249,746
Ohio Edison Co.(a)
12/15/2029	4.950%	795,000	804,149
Ohio Power Co.
10/01/2051	2.900%	497,000	297,619
Oncor Electric Delivery Co. LLC(a)
03/15/2031	4.500%	2,050,000	2,039,037
03/15/2056	5.900%	1,466,000	1,464,724
Oncor Electric Delivery Co. LLC
04/01/2035	5.350%	434,000	443,427
04/01/2055	5.800%	866,000	857,457
Pacific Gas and Electric Co.
06/04/2028	5.000%	436,000	439,665
07/01/2030	4.550%	1,304,856	1,286,996
10/15/2032	5.050%	1,336,000	1,327,395
06/15/2033	6.400%	2,872,000	3,048,942
06/01/2041	4.200%	469,000	378,604
12/01/2047	3.950%	1,888,000	1,371,249
07/01/2050	4.950%	3,206,000	2,663,016
08/01/2050	3.500%	306,000	201,842
10/15/2055	6.100%	856,000	823,169
05/01/2056	6.000%	205,000	194,899
Palomino Funding Trust I(a)
05/17/2028	7.233%	250,000	261,440
PECO Energy Co.
06/15/2050	2.800%	286,000	176,310
09/15/2051	2.850%	974,000	598,720
Pennsylvania Electric Co.(a)
03/15/2028	3.250%	786,000	768,327
PG&E Corp.
07/01/2028	5.000%	296,000	293,438
07/01/2030	5.250%	335,000	330,560
PG&E Corp.(e)
03/15/2055	7.375%	2,195,000	2,207,350
09/15/2056	6.850%	703,000	692,383
Public Service Co. of Colorado
01/15/2051	2.700%	265,000	156,112
Public Service Co. of Oklahoma
08/15/2051	3.150%	546,000	349,807
Public Service Electric and Gas Co.
08/15/2031	1.900%	1,387,000	1,215,618
05/01/2050	2.700%	378,000	233,074
08/01/2050	2.050%	224,000	118,550
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Puget Sound Energy, Inc.
09/15/2051	2.893%	549,000	341,464
06/15/2054	5.685%	1,100,000	1,079,740
Saavi Energia Sarl(a)
02/10/2035	8.875%	549,000	575,136
San Diego Gas & Electric Co.
08/15/2028	4.950%	476,000	483,527
03/15/2036	5.200%	655,000	653,069
08/15/2051	2.950%	318,000	199,140
Southern California Edison Co.
03/15/2030	5.250%	943,000	957,407
06/01/2031	5.450%	257,000	262,991
06/01/2034	5.200%	155,000	153,936
03/01/2035	5.450%	1,414,000	1,421,271
03/01/2048	4.125%	92,000	69,209
03/01/2053	5.700%	505,000	465,802
12/01/2053	5.875%	697,000	660,876
Southern Power Co.
09/15/2041	5.150%	232,000	218,123
Southwestern Electric Power Co.
04/01/2033	5.300%	199,000	202,060
04/01/2045	3.900%	249,000	187,045
Southwestern Public Service Co.
08/15/2041	4.500%	192,000	167,138
Talen Energy Supply LLC(a)
02/01/2034	6.250%	165,000	163,878
Trans-Allegheny Interstate Line Co.(a)
01/15/2031	5.000%	1,151,000	1,169,221
Tucson Electric Power Co.
04/15/2053	5.500%	112,000	105,024
Union Electric Co.
01/15/2054	5.250%	263,000	241,762
Virginia Electric and Power Co.
03/15/2036	4.950%	1,850,000	1,802,633
11/15/2051	2.950%	807,000	496,386
Vistra Operations Co. LLC(a)
12/30/2026	5.050%	1,004,000	1,007,105
02/15/2027	5.625%	980,000	979,938
10/15/2028	4.300%	1,571,000	1,554,008
10/15/2030	4.600%	67,000	65,819
01/31/2031	4.700%	1,040,000	1,023,587
10/15/2031	7.750%	640,000	670,511
04/15/2034	6.000%	2,508,000	2,585,507
01/31/2036	5.350%	450,000	440,387
Wisconsin Electric Power Co.
10/15/2030	4.150%	1,149,000	1,134,091
Total			109,446,913
Variable Portfolio – Partners Core Bond Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Environmental 0.1%
GFL Environmental, Inc.(a)
06/15/2029	4.750%	625,000	613,666
01/15/2031	6.750%	1,363,000	1,411,770
Total			2,025,436
Finance Companies 0.4%
AerCap Ireland Capital DAC/Global Aviation Trust
09/10/2029	4.625%	530,000	528,944
01/30/2032	3.300%	150,000	136,363
11/15/2035	5.000%	490,000	474,392
AerCap Ireland Capital DAC/Global Aviation Trust(e)
03/10/2055	6.950%	560,000	573,293
Avolon Holdings Funding Ltd.(a)
03/01/2029	5.750%	932,000	953,855
11/15/2029	5.750%	2,517,000	2,579,818
01/15/2030	5.150%	2,396,000	2,408,028
10/10/2030	4.900%	900,000	894,281
10/15/2032	4.950%	220,000	214,582
GABX Leasing LLC(a)
04/15/2031	4.625%	957,000	943,487
05/15/2036	5.300%	1,276,000	1,252,355
OneMain Finance Corp.
05/15/2029	6.625%	915,000	919,272
Rocket Cos, Inc.(a)
08/01/2030	6.125%	410,000	414,023
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	690,000	653,799
Takeoff Merger Sub, Inc.(a)
03/24/2031	4.850%	1,922,000	1,899,001
03/24/2036	5.500%	643,000	632,943
Total			15,478,436
Food and Beverage 0.7%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2036	4.700%	3,184,000	3,100,351
Anheuser-Busch InBev Worldwide, Inc.
01/23/2039	5.450%	618,000	627,989
Bunge Ltd Finance Corp.
08/04/2035	5.150%	1,587,000	1,580,359
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	255,000	254,812
Grupo Nutresa SA(a)
05/12/2035	9.000%	250,000	278,062
JBS NV/USA Foods Group Holdings, Inc./Co. Holdings
04/20/2035	5.950%	500,000	518,783
01/15/2036	5.500%	1,866,000	1,865,656
04/15/2066	6.375%	439,000	429,477
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JBS NV/USA Foods Group Holdings, Inc./Co. Holdings(a),(h)
05/10/2057	6.400%	788,000	782,168
JBS SA/Food Co./Finance, Inc.
04/01/2033	5.750%	395,000	407,739
JBS USA Holding Lux Sarl/Food Co./Sarl
11/15/2053	7.250%	1,278,000	1,404,414
JBS USA Lux SA/Food Co./Finance, Inc.
01/15/2032	3.625%	2,548,000	2,358,257
05/15/2032	3.000%	1,758,000	1,560,984
12/01/2052	6.500%	1,324,000	1,337,867
Lamb Weston Holdings, Inc.(a)
05/15/2028	4.875%	595,000	589,374
Maple Parent Holdings Corp.(a)
03/26/2036	5.700%	241,000	239,171
03/26/2056	6.625%	257,000	254,487
Mars, Inc.(a)
03/01/2030	4.800%	4,426,000	4,472,189
03/01/2032	5.000%	2,059,000	2,083,199
03/01/2035	5.200%	1,973,000	1,990,942
05/01/2045	5.650%	259,000	255,591
PepsiCo, Inc.
08/13/2042	3.600%	712,000	572,177
Post Holdings, Inc.(a)
04/15/2030	4.625%	485,000	466,116
02/15/2032	6.250%	265,000	268,209
Total			27,698,373
Foreign Agencies 0.0%
Sonangol Finance Ltd.(a)
01/29/2031	10.000%	300,000	298,194
Gaming 0.1%
Caesars Entertainment, Inc.(a)
02/15/2032	6.500%	1,520,000	1,503,297
Churchill Downs, Inc.(a)
05/01/2031	6.750%	225,000	229,144
MGM Resorts International
09/15/2029	6.125%	525,000	530,253
04/15/2032	6.500%	530,000	534,302
Station Casinos LLC(a)
02/15/2028	4.500%	520,000	510,481
Wynn Las Vegas LLC/Capital Corp.(a)
05/15/2027	5.250%	515,000	513,495
Wynn Resorts Finance LLC/Capital Corp.(a)
10/01/2029	5.125%	525,000	518,518
Total			4,339,490

Variable Portfolio – Partners Core Bond Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 0.8%
Abbott Laboratories
03/15/2036	4.650%	3,471,000	3,391,175
AdaptHealth LLC(a)
08/01/2029	4.625%	360,000	343,394
Alcon Finance Corp.(a)
12/06/2032	5.375%	1,838,000	1,878,727
Avantor Funding, Inc.(a)
07/15/2028	4.625%	590,000	575,733
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	55,000	56,914
Cencora, Inc.
02/13/2033	4.600%	730,000	717,260
02/13/2036	4.900%	382,000	374,053
CVS Health Corp.
03/25/2048	5.050%	1,606,000	1,377,562
CVS Pass-Through Trust(a)
01/10/2034	5.926%	423,451	429,990
01/10/2036	4.704%	1,078,258	1,017,467
DaVita, Inc.(a)
06/01/2030	4.625%	1,005,000	966,273
Encompass Health Corp.
02/01/2030	4.750%	765,000	749,117
HCA, Inc.
06/15/2029	4.125%	783,000	772,581
11/15/2032	4.600%	890,000	866,023
04/01/2034	5.600%	192,000	196,055
06/15/2049	5.250%	1,586,000	1,398,431
06/01/2053	5.900%	705,000	671,828
09/15/2054	5.950%	261,000	250,686
Hologic, Inc.(a)
02/15/2029	3.250%	525,000	525,000
IQVIA, Inc.(a)
10/15/2026	5.000%	260,000	259,450
05/15/2027	5.000%	573,000	571,459
06/01/2032	6.250%	680,000	690,343
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	1,290,000	1,248,477
10/01/2029	5.250%	310,000	307,223
Quest Diagnostics, Inc.
12/15/2029	4.625%	564,000	568,052
Solventum Corp.
03/23/2034	5.600%	471,000	481,466
Tenet Healthcare Corp.
06/15/2030	6.125%	3,295,000	3,322,009
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Thermo Fisher Scientific, Inc.
02/12/2031	4.215%	1,462,000	1,446,571
06/15/2033	4.550%	765,000	755,579
02/12/2036	4.902%	1,086,000	1,076,852
Zimmer Biomet Holdings, Inc.
02/19/2035	5.500%	528,000	538,556
Total			27,824,306
Healthcare Insurance 0.1%
UnitedHealth Group, Inc.
05/15/2041	3.050%	284,000	210,457
07/15/2044	5.500%	740,000	713,210
04/15/2053	5.050%	1,189,000	1,045,918
07/15/2054	5.625%	1,226,000	1,166,995
Total			3,136,580
Healthcare REIT 0.0%
Alexandria Real Estate Equities, Inc.
12/15/2030	4.900%	199,000	199,527
08/15/2031	3.375%	170,000	156,771
02/01/2033	1.875%	102,000	82,611
Sabra Health Care LP
12/01/2031	3.200%	257,000	232,039
Ventas Realty LP
07/01/2034	5.625%	238,000	243,931
Total			914,879
Home Construction 0.0%
Millrose Properties, Inc.(a)
09/15/2032	6.250%	160,000	157,308
Independent Energy 0.5%
Aker BP ASA(a)
10/30/2035	5.250%	1,480,000	1,438,674
10/01/2054	5.800%	607,000	553,727
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(a)
07/15/2033	6.625%	395,000	400,985
Chord Energy Corp.(a)
10/01/2030	6.000%	75,000	75,796
03/15/2033	6.750%	400,000	413,082
Civitas Resources, Inc.(a)
07/01/2031	8.750%	1,245,000	1,302,354
CNX Resources Corp.(a)
03/01/2034	5.875%	220,000	214,142
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	545,000	545,729
Comstock Resources, Inc.(a)
03/01/2029	6.750%	515,000	508,052
ConocoPhillips Co.
03/15/2054	5.550%	1,842,000	1,764,888
Variable Portfolio – Partners Core Bond Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Coterra Energy, Inc.
02/15/2035	5.400%	433,000	434,573
EQT Corp.
01/15/2031	4.750%	2,316,000	2,305,783
Hess Corp.
02/15/2041	5.600%	1,601,000	1,629,998
Hilcorp Energy I LP/Finance Co.(a)
02/01/2029	5.750%	930,000	916,069
Matador Resources Co.(a)
04/15/2032	6.500%	385,000	389,097
Permian Resources Operating LLC(a)
07/15/2031	9.875%	160,000	169,868
Pioneer Natural Resources Co.
08/15/2030	1.900%	255,000	229,559
SM Energy Co.
09/15/2026	6.750%	280,000	280,076
01/15/2027	6.625%	300,000	300,014
Southwestern Energy Co.
02/01/2029	5.375%	400,000	399,997
02/01/2032	4.750%	3,865,000	3,766,126
Vital Energy, Inc.(a)
04/15/2032	7.875%	365,000	373,390
Total			18,411,979
Integrated Energy 0.3%
BP Capital Markets America, Inc.
02/13/2033	4.812%	706,000	708,268
09/11/2033	4.893%	675,000	679,231
11/17/2034	5.227%	1,116,000	1,138,374
11/10/2050	2.772%	538,000	330,062
03/17/2052	3.001%	2,051,000	1,298,501
Eni SpA(a)
05/15/2054	5.950%	1,602,000	1,589,945
Total Capital International SA
06/29/2041	2.986%	280,000	208,427
05/29/2050	3.127%	951,000	627,788
TotalEnergies Capital SA
04/05/2054	5.488%	322,000	309,058
09/10/2054	5.275%	285,000	265,256
04/05/2064	5.638%	1,240,000	1,191,909
TotalEnergies Capital USA LLC
01/13/2033	4.569%	532,000	526,598
01/13/2036	4.857%	1,342,000	1,321,069
Total			10,194,486
Leisure 0.2%
Boyne USA, Inc.(a)
05/15/2029	4.750%	595,000	577,767
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carnival Corp.(a)
02/15/2033	6.125%	1,320,000	1,332,325
Cinemark USA, Inc.(a)
07/15/2028	5.250%	360,000	357,502
Live Nation Entertainment, Inc.(a)
05/15/2027	6.500%	785,000	786,345
10/15/2027	4.750%	755,000	750,958
NCL Corp., Ltd.(a)
01/15/2031	5.875%	170,000	165,138
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	585,000	564,714
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	665,000	665,051
Vail Resorts, Inc.(a)
05/15/2032	6.500%	370,000	374,196
Viking Cruises Ltd.(a)
10/15/2033	5.875%	895,000	885,259
Total			6,459,255
Life Insurance 0.4%
Allianz SE(a),(e)
09/03/2054	5.600%	1,000,000	988,845
CNO Global Funding(a)
06/04/2027	5.875%	609,000	617,479
Corebridge Global Funding(a)
08/21/2032	4.900%	284,000	279,661
Grand River Funding Trust I(a)
02/15/2036	6.311%	881,000	888,731
Grand River Funding Trust II(a)
02/15/2056	7.280%	1,028,000	1,072,890
MetLife, Inc.(e)
Subordinated
03/15/2056	5.850%	258,000	253,213
Metropolitan Life Global Funding I(a)
03/28/2033	5.150%	1,043,000	1,054,324
New York Life Global Funding(a)
01/10/2028	3.000%	229,000	224,170
New York Life Insurance Co.(a)
Subordinated
05/15/2033	5.875%	1,303,000	1,367,204
Nippon Life Insurance Co.(a),(h)
04/02/2031	4.748%	1,782,000	1,786,501
04/02/2033	5.046%	1,113,000	1,113,934
Northwestern Mutual Global Funding(a)
05/28/2031	5.160%	270,000	276,069
Principal Financial Group, Inc.(a)
02/15/2028	4.111%	611,000	605,859

Variable Portfolio – Partners Core Bond Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Protective Life Corp.(a)
01/15/2031	4.700%	1,542,000	1,527,438
12/15/2035	5.350%	952,000	934,228
Protective Life Global Funding(a)
12/08/2028	5.467%	616,000	629,476
Teachers Insurance & Annuity Association of America(a)
Subordinated
05/15/2047	4.270%	971,000	779,923
Total			14,399,945
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(a)
05/01/2029	3.750%	840,000	805,640
03/15/2033	5.875%	490,000	493,104
09/15/2033	5.750%	228,000	227,249
Hilton Domestic Operating Co., Inc.
01/15/2030	4.875%	245,000	241,398
Hilton Worldwide Finance LLC/Corp.
04/01/2027	4.875%	305,000	304,307
Total			2,071,698
Media and Entertainment 0.5%
Beignet Investor LLC(a)
05/30/2049	6.581%	769,000	791,973
Clear Channel Outdoor Holdings, Inc.(a)
02/15/2031	7.125%	855,000	896,131
Gray Media, Inc.(a)
08/15/2033	7.250%	475,000	478,470
Gray Television, Inc.(a)
10/15/2030	4.750%	360,000	278,196
iHeartCommunications, Inc.(a)
05/01/2029	9.125%	474,250	430,477
08/15/2030	7.750%	507,700	407,476
Lamar Media Corp.
02/15/2030	4.000%	915,000	873,788
Meta Platforms, Inc.
11/15/2035	4.875%	1,806,000	1,771,340
11/15/2045	5.500%	1,732,000	1,640,152
05/15/2053	5.600%	829,000	773,422
08/15/2054	5.400%	1,591,000	1,440,740
11/15/2055	5.625%	1,957,000	1,833,114
08/15/2064	5.550%	225,000	202,084
Midas OpCo Holdings LLC(a)
08/15/2029	5.625%	780,000	743,518
Nexstar Escrow, Inc.(a)
07/15/2027	5.625%	575,000	575,000
Nexstar Media, Inc.(a)
09/15/2033	6.500%	376,000	378,909
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nexstar Media, Inc.(a),(h)
04/15/2034	7.250%	95,000	95,207
Outfront Media Capital LLC/Corp.(a)
02/15/2031	7.375%	590,000	615,568
Scripps Escrow II, Inc.(a)
01/15/2029	3.875%	190,000	175,672
Sinclair Television Group, Inc.(a)
02/15/2033	8.125%	260,000	264,984
Take-Two Interactive Software, Inc.
06/12/2029	5.400%	193,000	197,079
06/12/2034	5.600%	1,006,000	1,023,139
Univision Communications, Inc.(a)
08/15/2028	8.000%	490,000	498,064
Walt Disney Co. (The)
03/14/2029	3.750%	1,462,000	1,444,969
03/14/2031	4.000%	1,628,000	1,602,271
WarnerMedia Holdings, Inc.
03/15/2032	4.279%	190,000	168,215
03/15/2042	5.050%	65,000	43,364
Total			19,643,322
Metals and Mining 0.4%
Alumina Pty Ltd.(a)
09/15/2032	6.375%	200,000	204,704
Anglo American Capital PLC(a)
03/19/2031	4.625%	1,307,000	1,291,878
03/21/2033	5.000%	1,307,000	1,286,475
03/19/2036	5.250%	1,602,000	1,564,714
Big River Steel LLC/Finance Corp.(a)
01/31/2029	6.625%	320,000	319,279
Cleveland-Cliffs, Inc.(a)
11/01/2029	6.875%	580,000	580,002
04/15/2030	6.750%	225,000	219,441
Commercial Metals Co.(a)
11/15/2033	5.750%	255,000	252,829
Freeport-McMoRan, Inc.
08/01/2030	4.625%	308,000	306,210
Glencore Funding LLC(a),(h)
07/01/2031	4.900%	1,752,000	1,750,992
07/01/2033	5.200%	1,625,000	1,624,315
04/01/2036	5.508%	1,572,000	1,573,545
Glencore Funding LLC(a)
09/23/2031	2.625%	1,084,000	965,509
04/04/2034	5.634%	3,007,000	3,077,023
United States Steel Corp.
03/01/2029	6.875%	275,000	274,438
Total			15,291,354
Variable Portfolio – Partners Core Bond Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Midstream 1.4%
Antero Midstream Partners LP/Finance Corp.(a)
06/15/2029	5.375%	840,000	837,325
10/15/2033	5.750%	265,000	262,267
Buckeye Partners LP
12/01/2027	4.125%	480,000	470,366
11/15/2043	5.850%	400,000	362,244
Cheniere Energy Partners LP
10/01/2029	4.500%	1,409,000	1,400,513
03/01/2031	4.000%	1,745,000	1,675,357
08/15/2034	5.750%	2,266,000	2,336,228
Cheniere Energy, Inc.
10/15/2028	4.625%	900,000	897,029
Columbia Pipelines Holding Co. LLC(a)
10/01/2031	5.097%	255,000	256,479
Columbia Pipelines Operating Co. LLC(a)
11/15/2033	6.036%	1,832,000	1,931,241
Crestwood Midstream Partners LP/Finance Corp.(a)
02/01/2029	6.000%	1,120,000	1,128,397
DT Midstream, Inc.(a)
06/15/2029	4.125%	250,000	244,830
Enbridge, Inc.
03/27/2031	4.850%	1,752,000	1,758,695
03/27/2036	5.450%	1,302,000	1,314,350
Enbridge, Inc.(e)
01/15/2084	8.500%	892,000	1,003,115
Subordinated
01/15/2084	8.250%	300,000	316,056
Energy Transfer LP
07/01/2029	5.250%	3,469,000	3,545,298
05/15/2054	5.950%	1,240,000	1,163,888
09/01/2054	6.050%	621,000	591,440
01/15/2056	6.300%	861,000	849,278
Energy Transfer LP(e)
02/15/2056	6.500%	1,324,000	1,306,446
Energy Transfer Operating LP
04/15/2047	5.300%	618,000	545,469
05/15/2050	5.000%	231,000	191,551
Enterprise Products Operating LLC
10/15/2034	6.650%	633,000	701,842
01/15/2036	5.200%	270,000	271,446
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2034	2.160%	925,798	819,684
03/31/2036	2.625%	837,000	711,621
Harvest Midstream I LP(a)
05/15/2032	7.500%	725,000	739,527
Hess Midstream Operations LP(a)
03/01/2028	5.875%	720,000	725,643
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Howard Midstream Energy Partners LLC(a)
07/15/2032	7.375%	460,000	475,820
01/15/2034	6.625%	170,000	170,339
Kinder Morgan, Inc
06/01/2030	5.150%	1,305,000	1,334,816
Kinder Morgan, Inc.
08/01/2050	3.250%	919,000	596,558
Kinetik Holdings LP(a)
12/15/2028	6.625%	549,000	558,144
06/15/2030	5.875%	2,718,000	2,726,839
MPLX LP
02/15/2031	4.800%	2,022,000	2,026,925
04/01/2036	5.300%	1,086,000	1,070,800
04/01/2056	6.100%	515,000	500,170
NGL Energy Operating LLC/Finance Corp.(a)
02/15/2029	8.125%	480,000	494,831
Northriver Midstream Finance LP(a)
07/15/2032	6.750%	340,000	341,912
NuStar Logistics LP
10/01/2030	6.375%	920,000	951,344
ONEOK, Inc.(a)
09/01/2030	6.500%	912,000	965,786
ONEOK, Inc.
10/15/2031	4.750%	737,000	729,652
10/15/2035	5.400%	319,000	316,997
11/01/2054	5.700%	1,323,000	1,206,844
10/15/2055	6.250%	794,000	778,456
Peru LNG Srl(a)
03/22/2030	5.375%	133,360	129,349
Rockies Express Pipeline LLC(a)
05/15/2030	4.800%	670,000	642,173
South Bow USA Infrastructure Holdings LLC
09/01/2027	4.911%	741,000	744,404
10/01/2029	5.026%	300,000	302,075
Sunoco LP(a)
03/15/2031	5.625%	634,000	630,862
05/01/2032	7.250%	620,000	642,047
Superior Plus LP/General Partner, Inc.(a)
03/15/2029	4.500%	550,000	524,950
Tallgrass Energy Partners LP/Finance Corp.(a)
01/15/2028	5.500%	445,000	441,144
TransCanada PipeLines Ltd.
03/01/2034	4.625%	809,000	782,454
TransCanada Trust(e)
09/15/2079	5.500%	1,507,000	1,492,067
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	282,000	268,110
11/01/2033	3.875%	748,000	663,081

Variable Portfolio – Partners Core Bond Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Venture Global LNG, Inc.(a)
06/01/2031	8.375%	1,220,000	1,268,774
Venture Global Plaquemines LNG LLC(a)
01/15/2034	6.500%	330,000	344,051
Williams Cos, Inc. (The)
08/15/2032	4.650%	1,155,000	1,141,829
Total			53,621,228
Natural Gas 0.1%
Atmos Energy Corp.
02/15/2052	2.850%	298,000	183,903
Brooklyn Union Gas Co. (The)(a)
03/15/2048	4.273%	193,000	150,943
NiSource Finance Corp.
02/01/2042	5.800%	222,000	217,851
NiSource, Inc.
02/15/2031	1.700%	180,000	156,519
NiSource, Inc.(e)
11/30/2054	6.950%	275,000	282,312
Piedmont Natural Gas Co., Inc.
06/01/2050	3.350%	291,000	196,452
Sempra(e)
10/01/2054	6.875%	245,000	247,325
04/01/2056	6.375%	163,000	163,410
Southern California Gas Co.
02/01/2030	2.550%	215,000	201,323
Southern Co Gas Capital Corp.
09/15/2033	5.750%	1,422,000	1,478,113
Southern Co. Gas Capital Corp.
09/30/2051	3.150%	454,000	290,793
Total			3,568,944
Office REIT 0.0%
Corporate Office Properties LP
04/15/2031	2.750%	322,000	290,974
Oil Field Services 0.1%
Archrock Services LP /Partners Finance Corp.(a)
02/01/2034	6.000%	155,000	153,533
Baker Hughes Holdings LLC/Co-Obligor, Inc.
06/15/2031	4.350%	1,596,000	1,575,460
06/15/2033	4.650%	815,000	802,352
06/15/2056	5.850%	787,000	769,338
Diamond Foreign Asset Co. /Finance LLC(a)
10/01/2030	8.500%	267,000	281,553
Kodiak Gas Services LLC(a)
10/01/2033	6.500%	363,000	366,104
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MV24 Capital BV(a)
06/01/2034	6.748%	277,612	276,824
Noble Finance II LLC(a)
04/15/2030	8.000%	755,000	779,198
Valaris Ltd.(a)
04/30/2030	8.375%	285,000	295,195
Yinson Boronia Production BV(a)
07/31/2042	8.947%	194,292	209,820
Total			5,509,377
Other Financial Institutions 0.2%
Baker Hughes Holdings LLC/Co-Obligor, Inc.
06/15/2036	5.000%	2,157,000	2,117,047
Icahn Enterprises LP/Finance Corp.
05/15/2027	5.250%	441,000	432,201
LSEG US Fin Corp.(a)
03/23/2029	4.250%	1,632,000	1,620,092
03/23/2031	4.500%	1,632,000	1,611,986
03/23/2036	5.250%	962,000	952,777
Total			6,734,103
Other Industry 0.1%
AECOM(a)
08/01/2033	6.000%	430,000	429,632
Dycom Industries, Inc.(a)
04/15/2029	4.500%	305,000	295,944
Global Infrastructure Solutions, Inc.(a)
06/01/2029	5.625%	670,000	657,203
Quanta Services, Inc.
08/09/2034	5.250%	932,000	937,836
TopBuild Corp.(a)
01/31/2034	5.625%	196,000	191,890
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	130,000	127,721
Total			2,640,226
Other REIT 0.4%
Arbor Realty SR, Inc.(a)
10/15/2027	9.000%	3,000,000	2,994,008
Arbor Realty Trust, Inc.(a)
09/01/2026	4.500%	6,000,000	5,878,597
Extra Space Storage LP
06/15/2029	4.000%	159,000	156,438
Fibra Prologis(a)
01/14/2038	5.625%	1,002,000	955,701
FIBRA Prologis(a)
11/26/2035	5.500%	984,000	949,263
Variable Portfolio – Partners Core Bond Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Prologis LP
04/15/2050	3.000%	300,000	193,364
Prologis Targeted US Logistics Fund LP(a)
03/15/2033	4.625%	767,000	744,895
RHP Hotel Properties LP/Finance Corp.(a)
06/15/2033	6.500%	325,000	330,697
Starwood Property Trust, Inc.(a)
04/01/2029	7.250%	625,000	643,983
WP Carey, Inc.
10/01/2026	4.250%	178,000	177,773
04/01/2033	2.250%	255,000	211,383
Total			13,236,102
Other Utility 0.0%
American Water Capital Corp.
12/01/2046	4.000%	251,000	193,673
Entergy Texas Restoration Funding II LLC
12/15/2035	3.697%	585,000	545,225
Total			738,898
Packaging 0.2%
Amcor Flexibles North America, Inc.
03/17/2030	5.100%	428,000	432,510
Ardagh Group SA(a)
12/01/2030	9.500%	257,000	268,648
Ardagh Group SA(a),(l)
12/01/2030	12.000%	405,000	339,930
Ball Corp.
06/15/2029	6.000%	445,000	452,225
Berry Global, Inc.
06/15/2031	5.800%	2,939,000	3,044,091
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2032	6.750%	310,000	293,248
Mauser Packaging Solutions Holding Co.(a)
04/15/2030	7.875%	620,000	619,770
Owens-Brockway Glass Container, Inc.(a)
05/13/2027	6.625%	155,000	155,206
Sonoco Products Co.
05/01/2030	3.125%	857,000	805,833
Total			6,411,461
Paper 0.0%
Graphic Packaging International LLC(a)
07/15/2032	6.375%	675,000	673,373
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 1.6%
AbbVie, Inc.
03/15/2027	4.800%	1,531,000	1,538,935
11/21/2029	3.200%	2,257,000	2,172,732
03/15/2031	4.125%	1,267,000	1,248,744
03/15/2033	4.400%	2,168,000	2,125,418
03/15/2034	5.050%	1,165,000	1,182,546
03/15/2035	4.550%	201,000	195,135
03/15/2035	5.200%	737,000	749,733
03/15/2036	4.750%	2,076,000	2,033,062
11/21/2039	4.050%	4,116,000	3,612,249
05/14/2046	4.450%	271,000	232,309
11/21/2049	4.250%	3,016,000	2,445,813
Amgen, Inc.
02/19/2036	4.850%	2,262,000	2,221,422
03/02/2043	5.600%	883,000	871,390
02/19/2046	5.500%	325,000	312,370
06/15/2051	4.663%	573,000	481,094
03/01/2053	4.875%	2,411,000	2,082,703
03/02/2053	5.650%	930,000	900,126
02/19/2056	5.650%	1,216,000	1,176,271
AstraZeneca Finance LLC
03/02/2031	4.000%	1,274,000	1,252,021
03/02/2033	4.300%	813,000	796,640
03/02/2036	4.600%	1,084,000	1,062,211
Bausch Health Companies, Inc.(a)
06/01/2028	4.875%	140,000	128,493
Biogen, Inc.
05/01/2030	2.250%	1,213,000	1,107,238
05/15/2055	6.450%	610,000	633,238
Bristol-Myers Squibb Co.
02/22/2054	5.550%	1,606,000	1,546,139
03/15/2062	3.900%	257,000	182,100
Eli Lilly & Co.
08/14/2034	4.600%	851,000	842,448
Gilead Sciences, Inc.
09/01/2036	4.000%	619,000	570,279
03/01/2047	4.150%	202,000	163,494
Johnson & Johnson
03/03/2037	3.625%	1,843,000	1,654,742
Merck & Co., Inc.
03/07/2049	4.000%	191,000	149,397
12/04/2055	5.550%	1,344,000	1,304,414
Novartis Capital Corp.
03/16/2029	4.100%	956,000	955,047
03/18/2031	4.400%	1,287,000	1,286,868
03/18/2033	4.600%	1,809,000	1,801,456
11/05/2035	4.600%	1,849,000	1,811,849
03/18/2036	4.900%	2,687,000	2,680,362
03/18/2046	5.600%	380,000	380,623
03/18/2056	5.700%	305,000	306,946

Variable Portfolio – Partners Core Bond Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Organon Finance 1 LLC(a)
04/30/2028	4.125%	450,000	436,287
04/30/2031	5.125%	275,000	224,469
Pfizer Investment Enterprises Pte., Ltd.
05/19/2033	4.750%	869,000	865,748
05/19/2053	5.300%	926,000	860,008
05/19/2063	5.340%	319,000	289,498
Pfizer, Inc.
11/15/2030	4.200%	1,757,000	1,742,915
11/15/2035	4.875%	2,914,000	2,887,742
Roche Holdings, Inc.(a)
12/02/2030	4.075%	1,199,000	1,183,325
12/02/2032	4.374%	802,000	790,734
Royalty Pharma PLC
09/02/2030	2.200%	630,000	567,077
09/25/2035	5.200%	642,000	633,308
09/02/2040	3.300%	315,000	238,731
09/02/2050	3.550%	1,437,000	969,307
Takeda Pharmaceutical Co., Ltd.
07/05/2044	5.650%	200,000	195,901
07/09/2050	3.175%	639,000	419,315
Zoetis, Inc.
05/15/2030	2.000%	178,000	161,767
11/16/2032	5.600%	178,000	186,344
Total			58,850,533
Property & Casualty 0.1%
Aon North America, Inc.
03/01/2054	5.750%	639,000	615,402
Asurion LLC and Asurion Co-Issuer, Inc.(a)
12/31/2032	8.000%	530,000	550,239
Progressive Corp. (The)
03/26/2031	4.600%	641,000	642,313
03/26/2036	5.150%	641,000	642,576
RLI Corp.
06/01/2036	5.375%	956,000	920,746
Total			3,371,276
Railroads 0.1%
Burlington Northern Santa Fe LLC
02/15/2051	3.050%	595,000	383,437
04/15/2054	5.200%	685,000	630,255
03/15/2055	5.500%	1,651,000	1,590,456
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	565,000	571,403
Norfolk Southern Corp.
05/01/2035	5.100%	1,058,000	1,061,385
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Union Pacific Corp.
12/01/2054	5.600%	476,000	466,318
Total			4,703,254
Refining 0.0%
FS Luxembourg Sarl(a)
02/12/2031	8.875%	385,000	397,642
Restaurants 0.0%
McDonald’s Corp.
03/01/2038	6.300%	926,000	1,009,488
09/09/2052	5.150%	728,000	658,127
Total			1,667,615
Retail REIT 0.4%
Agree LP
10/01/2032	4.800%	568,000	561,713
06/15/2033	2.600%	257,000	217,704
06/15/2035	5.600%	924,000	948,304
Brixmor Operating Partnership LP
08/16/2031	2.500%	997,000	886,514
02/15/2033	4.850%	436,000	428,146
Kimco Realty OP LLC
03/01/2035	4.850%	830,000	814,082
02/01/2036	5.300%	953,000	959,839
NNN REIT, Inc.
04/15/2051	3.500%	288,000	199,435
Realty Income Corp.
03/15/2028	2.100%	585,000	560,806
02/15/2032	2.700%	316,000	281,488
12/15/2032	2.850%	754,000	668,431
Realty Income Corp.(h)
04/15/2033	4.750%	1,631,000	1,607,346
Regency Centers LP
09/15/2029	2.950%	1,427,000	1,358,984
07/15/2032	5.000%	901,000	905,960
03/15/2033	4.500%	636,000	620,108
01/15/2034	5.250%	1,223,000	1,235,376
STORE Capital Corp.
11/18/2030	2.750%	733,000	660,601
12/01/2031	2.700%	363,000	315,974
Store Capital LLC(a)
02/11/2031	4.950%	956,000	948,217
Total			14,179,028
Retailers 0.9%
Amazon.com, Inc.
03/13/2028	3.850%	2,553,000	2,542,600
11/20/2028	3.900%	596,000	593,236
03/13/2029	4.000%	2,553,000	2,539,601
11/20/2030	4.100%	596,000	589,078
Variable Portfolio – Partners Core Bond Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
03/13/2031	4.250%	2,345,000	2,327,165
03/13/2033	4.550%	1,359,000	1,345,856
03/20/2033	4.350%	908,000	891,129
11/20/2035	4.650%	1,470,000	1,439,447
03/13/2036	4.875%	2,532,000	2,508,410
03/13/2046	5.650%	1,508,000	1,503,058
03/13/2056	5.800%	2,192,000	2,186,642
11/20/2065	5.550%	685,000	645,785
03/13/2066	5.950%	323,000	323,803
03/13/2076	6.050%	707,000	702,693
Asbury Automotive Group, Inc.
03/01/2028	4.500%	525,000	514,889
Dick’s Sporting Goods, Inc.
01/15/2052	4.100%	1,238,000	876,177
Gap Inc. (The)(a)
10/01/2029	3.625%	900,000	841,143
Home Depot, Inc. (The)
06/25/2034	4.950%	1,118,000	1,126,043
04/15/2052	3.625%	1,151,000	821,094
L Brands, Inc.
06/15/2029	7.500%	1,015,000	1,030,343
Lithia Motors, Inc.(a)
12/15/2027	4.625%	700,000	691,655
Lowe’s Companies, Inc.
04/01/2051	3.500%	734,000	498,787
04/01/2052	4.250%	1,351,000	1,034,692
Lowe’s Cos, Inc.
03/15/2031	4.250%	1,426,000	1,401,262
10/15/2035	4.850%	1,327,000	1,292,289
MercadoLibre, Inc.
01/15/2033	4.900%	538,000	519,218
Penske Automotive Group, Inc.
06/15/2029	3.750%	400,000	380,587
Petco Health & Wellness Co., Inc.(a)
02/01/2031	8.250%	150,000	149,798
PetSmart LLC/Finance Corp.(a)
09/15/2032	7.500%	250,000	252,047
Sonic Automotive, Inc.(a)
11/15/2029	4.625%	655,000	634,854
Wand NewCo 3, Inc.(a)
01/30/2032	7.625%	500,000	511,250
Wayfair LLC(a)
09/15/2030	7.750%	500,000	520,258
Total			33,234,889
Stranded Utility 0.1%
Consumers 2023 Securitization Funding LLC
09/01/2030	5.210%	897,000	910,913
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PG&E Recovery Funding LLC
06/01/2042	5.231%	280,000	275,363
07/15/2047	5.536%	825,000	818,670
06/01/2049	5.529%	335,000	330,594
PG&E Wildfire Recovery Funding LLC
06/01/2036	4.263%	165,000	159,083
12/01/2047	5.212%	270,000	255,177
06/01/2052	5.099%	510,000	467,197
SCE Recovery Funding LLC
06/15/2040	4.697%	109,922	106,980
Sigeco Securitization I LLC
11/15/2036	5.026%	104,175	105,148
05/15/2041	5.172%	112,000	110,214
Total			3,539,339
Supermarkets 0.0%
Albertsons Cos, Inc.(a)
03/31/2032	5.625%	814,000	800,969
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/31/2031	5.500%	125,000	123,640
03/31/2034	5.750%	115,000	112,552
Total			1,037,161
Technology 2.7%
Alphabet, Inc.
02/15/2029	3.700%	1,913,000	1,896,612
02/15/2031	4.100%	2,048,000	2,033,393
11/15/2032	4.375%	787,000	782,243
02/15/2033	4.400%	1,899,000	1,874,676
11/15/2035	4.700%	1,836,000	1,814,541
02/15/2036	4.800%	3,966,000	3,947,260
05/15/2055	5.250%	872,000	822,910
11/15/2055	5.450%	407,000	393,671
02/15/2056	5.650%	1,594,000	1,587,657
05/15/2065	5.300%	872,000	803,329
Amkor Technology, Inc.(a)
10/01/2033	5.875%	390,000	388,412
ams-OSRAM AG(a)
03/30/2029	12.250%	385,000	409,547
APLD ComputeCo 2 LLC(a)
03/15/2031	6.750%	255,000	253,554
Apple, Inc.
02/08/2041	2.375%	440,000	311,875
05/11/2050	2.650%	850,000	520,004
08/08/2052	3.950%	1,158,000	900,485
Block, Inc.
05/15/2032	6.500%	745,000	749,180

Variable Portfolio – Partners Core Bond Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Broadcom, Inc.
07/12/2029	5.050%	2,208,000	2,253,769
07/15/2030	4.600%	1,995,000	2,003,783
11/15/2031	5.150%	2,060,000	2,114,404
02/15/2032	4.550%	1,534,000	1,520,661
07/15/2032	4.900%	2,055,000	2,073,505
10/15/2034	4.800%	2,148,000	2,115,277
07/15/2035	5.200%	749,000	754,483
02/15/2036	4.800%	1,108,000	1,079,302
01/15/2056	5.700%	74,000	73,519
Broadcom, Inc.(a)
11/15/2035	3.137%	2,604,000	2,212,477
05/15/2037	4.926%	865,000	838,430
Cadence Design Systems, Inc.
09/10/2027	4.200%	528,000	527,364
09/10/2029	4.300%	2,560,000	2,551,906
Cipher Compute LLC(a)
11/15/2030	7.125%	370,000	383,451
Cisco Systems, Inc.
02/24/2055	5.500%	309,000	299,306
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	285,000	269,064
Coherent Corp.(a)
12/15/2029	5.000%	440,000	431,713
Elastic NV(a)
07/15/2029	4.125%	300,000	281,479
Entegris Escrow Corp.(a)
06/15/2030	5.950%	470,000	474,129
Entegris, Inc.(a)
04/15/2028	4.375%	695,000	681,048
Equinix Europe 2 Financing Corp. LLC
11/15/2030	4.600%	1,229,000	1,217,321
Fair Isaac Corp.(a)
05/15/2033	6.000%	160,000	156,984
Fidelity National Information Services, Inc.
03/10/2028	4.450%	1,596,000	1,591,347
03/10/2029	4.550%	1,916,000	1,906,608
Flash Compute LLC(a)
12/31/2030	7.250%	205,000	206,778
Flex Ltd.
01/15/2032	5.250%	432,000	433,417
11/13/2035	5.375%	925,000	910,546
Foundry JV Holdco LLC(a)
01/25/2031	5.500%	781,000	798,126
01/25/2033	5.900%	519,000	534,226
01/25/2035	6.250%	1,165,000	1,219,378
01/25/2039	6.300%	516,000	537,633
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Global Payments, Inc.
11/15/2030	4.875%	1,774,000	1,741,296
11/15/2035	5.550%	437,000	420,204
Imola Merger Corp.(a)
05/15/2029	4.750%	930,000	904,545
Intel Corp.
08/12/2041	2.800%	520,000	356,689
02/10/2043	5.625%	347,000	328,278
11/15/2049	3.250%	304,000	191,674
02/10/2063	5.900%	455,000	422,131
Iron Mountain, Inc.(a)
09/15/2027	4.875%	770,000	768,699
Jabil, Inc.
02/01/2029	4.200%	756,000	747,237
02/01/2033	4.750%	756,000	735,510
Kioxia Holdings Corp.(a)
07/24/2030	6.250%	640,000	651,086
Leidos, Inc.
03/15/2032	5.400%	1,097,000	1,117,208
Marvell Technology, Inc.
07/15/2030	4.750%	140,000	140,467
07/15/2035	5.450%	519,000	527,282
11/01/2035	6.050%	1,040,000	1,121,750
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	815,000	872,348
NCR Corp.(a)
10/01/2028	5.000%	722,000	695,654
04/15/2029	5.125%	15,000	14,373
ON Semiconductor Corp.(a)
09/01/2028	3.875%	150,000	144,688
Oracle Corp.
02/04/2029	4.550%	1,536,000	1,516,266
02/04/2031	4.950%	1,420,000	1,389,950
09/26/2032	4.800%	977,000	929,617
05/04/2033	5.350%	1,420,000	1,381,616
09/26/2035	5.200%	647,000	606,389
02/04/2036	5.700%	1,505,000	1,446,930
04/01/2040	3.600%	701,000	508,777
09/26/2045	5.875%	1,244,000	1,074,264
02/04/2046	6.550%	765,000	714,227
07/15/2046	4.000%	1,130,000	761,978
04/01/2050	3.600%	1,777,000	1,072,052
03/25/2051	3.950%	150,000	95,096
02/06/2053	5.550%	653,000	520,880
09/27/2054	5.375%	790,000	611,097
05/15/2055	4.375%	564,000	372,798
08/03/2055	6.000%	3,016,000	2,528,745
02/04/2056	6.700%	2,627,000	2,433,286
02/04/2066	6.850%	2,021,000	1,855,462
RingCentral, Inc.(a)
08/15/2030	8.500%	445,000	465,474
Variable Portfolio – Partners Core Bond Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Roper Technologies, Inc.
09/15/2030	4.450%	215,000	211,749
10/15/2034	4.900%	859,000	829,495
S&P Global, Inc.
03/01/2032	2.900%	1,224,000	1,116,740
Salesforce.com, Inc.
07/15/2041	2.700%	453,000	308,855
Science Applications International Corp.(a)
11/01/2033	5.875%	100,000	97,809
Seagate Data Storage Technology Pte Ltd.(a)
07/15/2029	3.125%	480,000	430,860
01/15/2031	4.125%	200,000	187,358
Sensata Technologies BV(a)
04/15/2029	4.000%	263,000	253,895
Sensata Technologies, Inc.(a)
02/15/2031	3.750%	385,000	357,438
07/15/2032	6.625%	400,000	408,541
Shift4 Payments LLC/Finance Sub, Inc.(a)
08/15/2032	6.750%	640,000	629,830
SS&C Technologies, Inc.(a)
09/30/2027	5.500%	800,000	800,773
Synaptics, Inc.(a)
06/15/2029	4.000%	340,000	322,088
Synopsys, Inc.
04/01/2028	4.650%	923,000	926,831
04/01/2030	4.850%	1,320,000	1,329,828
04/01/2032	5.000%	1,056,000	1,065,047
04/01/2035	5.150%	930,000	931,684
04/01/2055	5.700%	1,982,000	1,892,993
TSMC Arizona Corp.
10/25/2031	2.500%	670,000	606,744
Verisk Analytics, Inc.
03/15/2031	4.450%	955,000	939,087
03/15/2036	5.125%	1,910,000	1,867,065
WULF Compute LLC(a)
10/15/2030	7.750%	625,000	660,451
Xerox Holdings Corp.(a)
11/30/2029	8.875%	425,000	133,980
Total			100,435,947
Tobacco 0.6%
Altria Group, Inc.
09/16/2046	3.875%	500,000	367,656
BAT Capital Corp.
08/15/2037	4.390%	2,525,000	2,294,488
08/15/2047	4.540%	1,282,000	1,038,092
08/02/2053	7.081%	335,000	370,593
08/15/2055	6.250%	909,000	915,982
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Imperial Brands Finance PLC(a)
07/01/2034	5.875%	2,369,000	2,438,307
07/01/2035	5.625%	1,258,000	1,265,094
Japan Tobacco, Inc.(a)
06/15/2030	5.250%	711,000	727,988
06/15/2035	5.850%	470,000	493,598
Philip Morris International, Inc.
04/28/2028	4.125%	2,681,000	2,675,868
04/30/2030	4.375%	2,269,000	2,258,098
02/15/2033	5.375%	1,738,000	1,786,345
09/07/2033	5.625%	1,468,000	1,531,419
02/13/2034	5.250%	595,000	606,341
04/30/2035	4.875%	2,406,000	2,368,863
Total			21,138,732
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.(a)
07/15/2027	5.750%	390,000	389,569
03/01/2029	5.375%	260,000	248,441
Hertz Corp. (The)(a)
12/01/2026	4.625%	200,000	178,554
Penske Truck Leasing Co. LP(a)
07/01/2029	5.250%	388,000	393,418
XPO, Inc.(a)
06/01/2031	7.125%	1,065,000	1,097,474
Yinson Bergenia Production BV(a)
01/31/2045	8.498%	338,438	356,462
Total			2,663,918
Wireless 0.1%
Digicel International Finance Ltd./DIFL US LLC(a)
08/01/2032	8.625%	625,000	632,572
SBA Communications Corp.
02/01/2029	3.125%	515,000	488,065
Sprint Capital Corp.
11/15/2028	6.875%	229,000	242,074
T-Mobile US, Inc.
04/15/2029	3.375%	1,776,000	1,721,696
T-Mobile USA, Inc.
12/15/2033	6.700%	206,000	226,636
Total			3,311,043
Wirelines 0.7%
AT&T, Inc.
04/30/2031	4.400%	1,764,000	1,745,382
11/01/2035	4.900%	2,636,000	2,570,187
04/30/2036	5.125%	470,000	463,759
06/01/2041	3.500%	580,000	449,645
11/01/2045	5.550%	533,000	504,252
04/30/2046	5.850%	632,000	615,073

Variable Portfolio – Partners Core Bond Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
09/15/2053	3.500%	2,503,000	1,639,515
11/01/2054	5.700%	1,305,000	1,223,326
09/15/2055	3.550%	2,698,000	1,754,230
04/30/2056	6.000%	913,000	893,003
08/15/2056	6.050%	665,000	654,790
12/01/2057	3.800%	792,000	533,602
09/15/2059	3.650%	568,000	367,074
Level 3 Financing, Inc.(a)
06/30/2033	6.875%	460,000	468,403
03/31/2034	7.000%	215,000	220,130
NTT Finance Corp.(a)
07/02/2031	5.136%	250,000	253,987
Optics Bidco SpA(a)
09/30/2034	6.000%	315,000	300,710
Orange SA(a)
01/13/2029	4.000%	1,215,000	1,202,441
01/13/2031	4.250%	1,790,000	1,755,410
01/13/2033	4.750%	1,925,000	1,902,382
01/13/2036	5.000%	1,124,000	1,103,669
Verizon Communications, Inc.
11/30/2045	5.750%	713,000	694,262
11/30/2055	5.875%	1,410,000	1,370,295
10/30/2056	2.987%	910,000	534,992
11/30/2065	6.000%	1,410,000	1,367,841
Total			24,588,360
Total Corporate Bonds & Notes (Cost $1,159,518,438)			1,138,537,080

Foreign Government Obligations(m),(n) 1.8%

Angola 0.0%
Angolan Government International Bond(a)
11/26/2029	8.000%	200,000	197,559
Argentina 0.1%
Argentine Republic Government International Bond(e)
07/09/2035	2.750%	2,190,000	1,582,352
07/09/2041	3.625%	800,000	534,000
Total			2,116,352
Australia 0.1%
Export Finance & Insurance Corp.(a)
10/26/2027	4.625%	2,136,000	2,157,510
Bahamas 0.0%
Bahamas Government International Bond(a)
06/24/2036	8.250%	301,000	321,785
Benin 0.0%
Benin Government International Bond(a)
02/13/2038	7.960%	510,000	500,640
Foreign Government Obligations(m),(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brazil 0.0%
Brazilian Government International Bond
05/13/2054	7.125%	400,000	392,392
Canada 0.0%
NOVA Chemicals Corp.(a)
05/15/2029	4.250%	270,000	262,769
02/15/2030	9.000%	870,000	918,780
Ontario Teachers’ Cadillac Fairview Properties Trust(a)
03/20/2027	3.875%	274,000	272,862
Total			1,454,411
Chile 0.1%
Chile Government International Bond
04/13/2031	4.350%	1,553,000	1,522,604
Colombia 0.1%
Colombia Government International Bond
01/21/2031	6.125%	200,000	196,431
02/02/2034	7.500%	200,000	204,402
11/07/2036	7.750%	294,000	300,728
11/14/2053	8.750%	500,000	536,509
Ecopetrol SA
01/13/2033	8.875%	200,000	210,486
01/19/2036	8.375%	150,000	152,269
Total			1,600,825
Costa Rica 0.0%
Instituto Costarricense de Electricidad(a)
10/07/2031	6.750%	200,000	207,406
Dominican Republic 0.0%
Dominican Republic International Bond(a)
02/22/2033	6.000%	450,000	438,096
03/15/2037	6.950%	200,000	203,497
01/30/2060	5.875%	450,000	374,852
Total			1,016,445
Ecuador 0.1%
Ecuador Government International Bond(a)
01/29/2034	8.750%	200,000	195,879
01/29/2039	9.250%	1,016,000	995,042
Ecuador Government International Bond(a),(e)
07/31/2035	6.900%	1,117,134	983,452
07/31/2040	5.000%	328,933	256,892
Total			2,431,265
Variable Portfolio – Partners Core Bond Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2026 (Unaudited)
Foreign Government Obligations(m),(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Egypt 0.1%
Egypt Government International Bond(a)
03/01/2029	7.600%	200,000	204,481
02/04/2030	8.625%	200,000	207,155
02/04/2033	9.450%	200,000	209,961
09/30/2033	7.300%	700,000	650,470
01/31/2047	8.500%	900,000	775,166
Total			2,047,233
El Salvador 0.0%
Comision Ejecutiva Hidroelectrica del Rio Lempa(a)
01/24/2033	8.650%	400,000	411,609
El Salvador Government International Bond(a)
11/21/2054	9.650%	500,000	530,587
Total			942,196
France 0.0%
Electricite de France SA(a)
05/23/2053	6.900%	375,000	401,133
Guatemala 0.0%
Guatemala Government Bond(a)
08/15/2036	6.250%	500,000	508,748
Honduras 0.0%
Honduras Government International Bond(a)
11/27/2034	8.625%	300,000	337,377
Indonesia 0.1%
Indonesia Government International Bond
04/16/2031	4.300%	1,415,000	1,378,220
04/16/2036	4.900%	1,299,000	1,238,877
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(a)
02/03/2031	4.750%	1,660,000	1,616,360
02/03/2036	5.450%	1,021,000	979,295
Total			5,212,752
Israel 0.1%
Israel Government International Bond
01/13/2031	4.500%	2,261,000	2,215,006
07/03/2050	3.875%	888,000	622,654
03/12/2054	5.750%	495,000	460,017
Total			3,297,677
Ivory Coast 0.1%
Ivory Coast Government International Bond(a)
06/15/2033	6.125%	200,000	187,634
04/01/2036	8.075%	852,000	864,318
01/30/2037	8.250%	202,000	206,862
02/25/2041	6.750%	562,000	493,591
Total			1,752,405
Foreign Government Obligations(m),(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Jordan 0.0%
Jordan Government International Bond(a)
11/12/2032	5.750%	683,000	656,552
10/10/2047	7.375%	600,000	564,913
Total			1,221,465
Kenya 0.0%
Republic of Kenya Government International Bond(a)
10/09/2033	7.875%	240,000	222,248
03/05/2036	9.500%	500,000	487,080
10/09/2038	8.800%	340,000	312,416
Total			1,021,744
Kuwait 0.2%
Kuwait International Government Bond(a)
10/09/2028	4.016%	2,935,000	2,891,863
10/09/2030	4.136%	3,772,000	3,687,441
10/09/2035	4.652%	1,839,000	1,762,098
Total			8,341,402
Mexico 0.4%
Banco Nacional de Comercio Exterior SNC(a),(e)
08/11/2031	2.720%	520,000	512,971
Comision Federal de Electricidad(a)
01/28/2051	6.500%	200,000	192,920
FIEMEX Energia - Banco Actinver SA Institucion de Banca(a)
01/31/2041	7.250%	396,203	396,414
Mexico Government International Bond
03/22/2033	5.375%	3,584,000	3,497,043
02/12/2034	3.500%	1,091,000	925,153
03/08/2044	4.750%	838,000	671,141
01/23/2046	4.600%	904,000	691,771
02/10/2048	4.600%	750,000	562,042
02/12/2052	4.400%	820,000	579,268
02/09/2056	6.750%	707,000	684,252
Petroleos Mexicanos
06/02/2029	8.750%	300,000	315,392
01/23/2030	6.840%	400,000	400,097
01/28/2031	5.950%	720,000	687,979
02/16/2032	6.700%	520,000	508,849
02/07/2033	10.000%	300,000	341,625
01/23/2050	7.690%	1,990,000	1,724,335
Total			12,691,252
Morocco 0.0%
OCP SA(a)
05/02/2054	7.500%	300,000	314,554

Variable Portfolio – Partners Core Bond Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2026 (Unaudited)
Foreign Government Obligations(m),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Nigeria 0.0%
Nigeria Government International Bond(a)
11/28/2027	6.500%		400,000	401,030
09/28/2028	6.125%		200,000	197,994
01/13/2046	9.130%		560,000	583,316
Total				1,182,340
Norway 0.1%
Equinor ASA
09/03/2030	4.500%		526,000	529,233
06/03/2035	5.125%		530,000	538,853
11/14/2035	4.750%		1,211,000	1,192,476
Total				2,260,562
Pakistan 0.0%
Pakistan Government International Bond(a)
04/08/2031	7.375%		500,000	462,098
04/08/2051	8.875%		900,000	800,718
Total				1,262,816
Paraguay 0.1%
Bioceanico Sovereign Certificate Ltd.(a),(j)
06/05/2034	0.000%		275,639	224,370
Paraguay Government International Bond(a)
03/13/2048	5.600%		1,000,000	917,796
03/30/2050	5.400%		1,887,000	1,678,992
03/04/2055	6.650%		366,000	379,831
Total				3,200,989
Romania 0.0%
Romanian Government International Bond(a)
09/24/2044	6.000%	EUR	619,000	657,514
Saudi Arabia 0.1%
Saudi Arabian Oil Co.(a)
07/17/2054	5.750%		443,000	405,654
06/02/2055	6.375%		1,122,000	1,112,031
Total				1,517,685
South Africa 0.0%
Republic of South Africa Government International Bond(a)
11/19/2036	7.100%		587,000	599,681
11/19/2054	7.950%		509,000	504,461
12/11/2055	7.250%		285,000	260,254
Total				1,364,396
Foreign Government Obligations(m),(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Suriname 0.0%
Suriname Government International Bond(a)
11/06/2030	7.700%	400,000	404,269
11/06/2035	8.500%	400,000	413,497
Total			817,766
Trinidad and Tobago 0.0%
Trinidad Generation Unlimited(a)
06/16/2033	7.750%	213,000	222,458
Turkey 0.0%
Istanbul Metropolitan Municipality(a)
12/06/2028	10.500%	455,000	486,972
TC Ziraat Bankasi AS(a)
02/04/2030	7.250%	238,000	238,335
Total			725,307
Total Foreign Government Obligations (Cost $66,122,809)			65,220,965

Municipal Bonds 0.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.0%
Ohio State University (The)
Revenue Bonds
Taxable
Series 2011A
06/01/2111	4.800%	500,000	409,931
University of Texas System (The)
Refunding Revenue Bonds
Taxable
Series 2020B
08/15/2049	2.439%	605,000	367,259
Total			777,190
Municipal Power 0.0%
Texas Natural Gas Securitization Finance
Customer Rate Relief Bonds
Winter Storm Uri
Series 2023
04/01/2041	5.169%	140,000	141,789
Ports 0.1%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 174th
Series 2012
10/01/2062	4.458%	1,850,000	1,550,685
Variable Portfolio – Partners Core Bond Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Turnpike / Bridge / Toll Road 0.0%
North Texas Tollway Authority
Revenue Bonds
Series 2009 (BAM)
01/01/2049	6.718%	1,033,000	1,127,362
Total Municipal Bonds (Cost $4,603,719)			3,597,026

Residential Mortgage-Backed Securities - Agency 30.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae Pool
06/01/2035- 01/01/2052	3.000%	25,265,117	22,708,798
03/01/2052	2.500%	11,933,537	10,077,937
10/01/2055- 11/01/2055	6.000%	6,384,423	6,657,845
11/01/2055	6.500%	1,438,378	1,522,428
Fannie Mae Pool(o)
11/01/2040	4.500%	5,964,489	5,924,020
Fannie Mae Pool(b)
30-day Average SOFR + 2.319% Floor 2.319%, Cap 10.193% 02/01/2055	5.193%	2,611,713	2,647,907
30-day Average SOFR + 2.300% Floor 2.300%, Cap 10.016% 04/01/2056	5.016%	888,000	891,604
Fannie Mae Remics
CMO Series 2022-6 Class CB
02/25/2052	2.125%	491,000	291,971
CMO Series 4944A Class AC
05/15/2044	2.400%	2,108,723	1,886,040
CMO Series 4951C Class EA
09/15/2044	2.500%	786,590	699,313
Fannie Mae REMICS
CMO Series 2011-111 Class DB
11/25/2041	4.000%	1,019,891	984,645
CMO Series 2013-11 Class AP
01/25/2043	1.500%	35,110	32,252
CMO Series 2014-25 Class EL
05/25/2044	3.000%	1,017,332	928,931
CMO Series 2015-8 Class AP
03/25/2045	2.000%	1,717,387	1,541,461
CMO Series 2016-64 Class BC
09/25/2046	1.750%	1,083,681	1,015,176
CMO Series 2016-64 Class PE
09/25/2046	2.500%	847,000	652,486
CMO Series 2017-35 Class MC
12/25/2044	2.625%	544,250	529,391
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-38 Class MA
06/25/2048	3.300%	1,727,452	1,649,460
CMO Series 2018-45B Class TM
06/25/2048	3.000%	1,127,804	1,013,476
CMO Series 2018-55 Class GA
08/25/2048	3.375%	1,300,077	1,244,898
CMO Series 2018-64 Class A
09/25/2048	3.000%	1,059,808	945,568
CMO Series 2018-85 Class EA
12/25/2048	3.500%	778,126	753,141
CMO Series 2020-34 Class AG
06/25/2035	2.000%	1,985,592	1,890,281
CMO Series 2020-59 Class NC
08/25/2040	3.000%	1,249,861	1,167,841
CMO Series 2021-27 Class EC
05/25/2051	1.500%	3,101,123	2,519,371
CMO Series 2023-14 Class EJ
04/25/2049	2.750%	1,631,506	1,528,993
CMO Series 2025-18 Class MA
09/25/2054	0.500%	6,065,160	5,155,807
Fannie Mae REMICS(b)
CMO Series 2011-55 Class FH
30-day Average SOFR + 0.554% Floor 0.440%, Cap 7.000% 06/25/2041	4.216%	349,918	347,356
CMO Series 2014-74 Class FC
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 11/25/2044	4.176%	515,038	507,756
CMO Series 2016-19 Class FD
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 04/25/2046	4.176%	2,785,507	2,764,031
CMO Series 2017-11 Class FA
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 03/25/2047	4.176%	280,186	277,831
CMO Series 2017-113 Class FB
30-day Average SOFR + 0.364% Floor 0.250%, Cap 6.500% 01/25/2048	4.026%	297,085	293,376
CMO Series 2017-82 Class FE
30-day Average SOFR + 0.364% Floor 0.250%, Cap 6.500% 10/25/2047	4.026%	641,242	635,818
CMO Series 2017-9 Class EF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 03/25/2047	4.176%	330,796	328,242

Variable Portfolio – Partners Core Bond Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-1 Class FA
30-day Average SOFR + 0.364% Floor 0.250%, Cap 6.500% 02/25/2048	4.026%	370,015	365,241
CMO Series 2019-43 Class FC
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 08/25/2049	4.176%	1,120,895	1,102,715
CMO Series 2023-38 Class FC
30-day Average SOFR + 0.664% Floor 0.550%, Cap 7.000% 06/25/2040	4.326%	2,773,314	2,767,405
CMO Series 2023-38 Class FD
30-day Average SOFR + 0.864% Floor 0.750%, Cap 7.500% 10/25/2039	4.532%	523,060	511,548
CMO Series 2025-95 Class FC
30-day Average SOFR + 0.700% Floor 0.700%, Cap 8.000% 09/25/2052	4.362%	3,557,075	3,561,758
Federal Home Loan Mortgage Corp.
10/01/2026- 11/01/2054	6.500%	6,193,168	6,545,220
03/01/2033- 01/01/2050	3.000%	37,524,835	34,041,918
07/01/2033- 04/01/2052	2.500%	42,574,091	36,919,245
06/01/2035- 05/01/2055	5.500%	9,036,793	9,100,566
09/01/2037- 10/01/2054	6.000%	15,677,926	16,342,760
06/01/2040	2.000%	4,490,429	3,981,166
06/01/2048- 07/01/2052	4.500%	5,695,571	5,538,177
09/01/2048- 08/01/2052	4.000%	14,793,926	14,111,725
12/01/2048	5.000%	594,941	591,656
03/01/2052	3.500%	3,896,776	3,599,438
CMO Series 2017-4742 Class PA
10/15/2047	3.000%	898,681	821,342
CMO Series 2127 Class PG
02/15/2029	6.250%	5,202	5,231
CMO Series 2165 Class PE
06/15/2029	6.000%	8,813	8,944
CMO Series 2326 Class ZQ
06/15/2031	6.500%	47,461	48,537
CMO Series 2399 Class TH
01/15/2032	6.500%	49,769	51,688
CMO Series 2517 Class Z
10/15/2032	5.500%	23,096	23,541
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2557 Class HL
01/15/2033	5.300%	83,656	84,174
CMO Series 262 Class 35
07/15/2042	3.500%	1,443,851	1,353,563
CMO Series 2752 Class EZ
02/15/2034	5.500%	261,542	267,921
CMO Series 2764 Class ZG
03/15/2034	5.500%	216,791	222,074
CMO Series 2953 Class PG
03/15/2035	5.500%	949,183	973,886
CMO Series 299 Class 300
01/15/2043	3.000%	159,253	145,421
CMO Series 2990 Class UZ
06/15/2035	5.750%	327,890	341,553
CMO Series 3101 Class UZ
01/15/2036	6.000%	92,410	97,254
CMO Series 3123 Class AZ
03/15/2036	6.000%	117,006	123,278
CMO Series 3143 Class BC
02/15/2036	5.500%	131,128	133,813
CMO Series 3164 Class MG
06/15/2036	6.000%	39,922	42,061
CMO Series 3195 Class PD
07/15/2036	6.500%	46,496	47,975
CMO Series 3200 Class AY
08/15/2036	5.500%	88,479	90,865
CMO Series 3213 Class JE
09/15/2036	6.000%	123,744	129,215
CMO Series 3423 Class PB
03/15/2038	5.500%	300,039	309,086
CMO Series 3453 Class B
05/15/2038	5.500%	8,853	9,015
CMO Series 3461 Class Z
06/15/2038	6.000%	507,014	526,472
CMO Series 3501 Class CB
01/15/2039	5.500%	112,440	115,575
CMO Series 3704 Class CT
12/15/2036	7.000%	163,616	173,596
CMO Series 3704 Class DT
11/15/2036	7.500%	166,749	177,890
CMO Series 3704 Class ET
12/15/2036	7.500%	124,959	135,943
CMO Series 3819 Class ZQ
04/15/2036	6.000%	186,507	194,576
CMO Series 3890 Class ME
07/15/2041	5.000%	903,802	925,188
Variable Portfolio – Partners Core Bond Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4015 Class MY
03/15/2042	3.500%	1,360,174	1,284,331
CMO Series 4177 Class MQ
03/15/2043	2.500%	1,000,000	909,953
CMO Series 4217 Class KY
06/15/2043	3.000%	1,200,000	1,063,985
CMO Series 4240 Class B
08/15/2033	3.000%	1,319,471	1,273,147
CMO Series 4880 Class DA
05/15/2050	3.000%	888,384	819,489
CMO Series 5091 Class AB
03/25/2051	1.500%	1,701,766	1,375,641
CMO Series R006 Class ZA
04/15/2036	6.000%	141,847	147,623
CMO Series R007 Class ZA
05/15/2036	6.000%	269,129	279,278
CMO STRIPS Series 264 Class 30
07/15/2042	3.000%	187,105	171,255
Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.250% Cap 10.346% 07/01/2036	6.206%	22,149	22,820
12-month Term SOFR + 1.850% Cap 9.104% 07/01/2040	6.345%	46,876	48,661
12-month Term SOFR + 1.622% Floor 1.622%, Cap 8.078% 02/01/2050	3.419%	1,167,525	1,190,937
30-day Average SOFR + 2.305% Floor 2.305%, Cap 9.182% 05/01/2053	4.181%	3,664,683	3,702,455
30-day Average SOFR + 2.257% Floor 2.257%, Cap 9.961% 02/01/2054	4.960%	731,346	737,971
30-day Average SOFR + 2.335% Floor 2.335%, Cap 9.743% 10/01/2054	4.743%	1,600,126	1,606,421
30-day Average SOFR + 2.147% Floor 2.147%, Cap 9.791% 01/01/2055	4.791%	1,917,996	1,934,819
30-day Average SOFR + 2.090% Floor 2.090%, Cap 10.362% 05/01/2055	5.361%	600,072	608,164
30-day Average SOFR + 2.202% Floor 2.202%, Cap 10.173% 06/01/2055	5.172%	1,675,647	1,691,173
30-day Average SOFR + 2.075% Floor 2.075%, Cap 10.252% 07/01/2055	5.251%	857,562	866,996
30-day Average SOFR + 2.075% Floor 2.075%, Cap 10.254% 07/01/2055	5.254%	2,449,022	2,468,402
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
30-day Average SOFR + 2.330% Floor 2.330%, Cap 10.306% 08/01/2055	5.306%	3,985,404	4,029,066
30-day Average SOFR + 2.105% Floor 2.105%, Cap 10.314% 08/01/2055	5.313%	933,044	947,018
30-day Average SOFR + 2.330% Floor 2.330%, Cap 10.424% 08/01/2055	5.423%	4,477,763	4,516,212
CMO Series 2551 Class NS
-1.8 x 30-day Average SOFR + 14.273% Cap 14.483% 01/15/2033	7.541%	32,677	35,113
CMO Series 3852 Class QN
-3.6 x 30-day Average SOFR + 26.796% Cap 5.500% 05/15/2041	5.500%	100,471	95,744
CMO Series 4048 Class FJ
30-day Average SOFR + 0.514% Floor 0.400%, Cap 9,999.000% 07/15/2037	4.196%	153,010	151,579
STRIPS
30-day Average SOFR + 0.664% Floor 0.550%, Cap 6.500% 03/15/2044	4.337%	3,919,320	3,875,932
Structured Pass-Through Securities
1-year MTA + 1.200% Floor 1.200% 10/25/2044	4.999%	222,836	205,877
Federal Home Loan Mortgage Corp.(i)
CMO Series 3100 Class
01/15/2036	0.000%	30,057	25,187
CMO Series 3117 Class OG
02/15/2036	0.000%	12,375	10,969
CMO Series 3181 Class OH
07/15/2036	0.000%	111,006	94,706
CMO Series 3316 Class JO
05/15/2037	0.000%	5,067	4,217
CMO Series 3607 Class TO
10/15/2039	0.000%	90,827	76,767
CMO STRIPS Series 197 Class
04/01/2028	0.000%	13,692	13,246
CMO STRIPS Series 310 Class
09/15/2043	0.000%	631,774	476,145

Variable Portfolio – Partners Core Bond Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b),(d)
CMO Series 3380 Class SI
-1.0 x 30-day Average SOFR + 6.256% Cap 6.370% 10/15/2037	2.583%	782,858	65,730
CMO Series 3385 Class SN
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 11/15/2037	2.213%	22,914	1,469
CMO Series 3451 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 05/15/2038	2.263%	13,291	1,064
CMO Series 3531 Class SM
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 05/15/2039	2.313%	16,975	1,042
CMO Series 3608 Class SC
-1.0 x 30-day Average SOFR + 6.136% Cap 6.250% 12/15/2039	2.463%	77,907	3,884
CMO Series 3740 Class SB
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 10/15/2040	2.213%	96,367	8,203
CMO Series 3740 Class SC
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 10/15/2040	2.213%	149,791	15,138
CMO STRIPS Series 239 Class S30
-1.0 x 30-day Average SOFR + 7.586% Cap 7.700% 08/15/2036	3.913%	117,985	13,974
Federal Home Loan Mortgage Corp.(c)
CMO Series 3688 Class GT
11/15/2046	7.459%	107,466	114,227
CMO Series 4272 Class W
04/15/2040	5.634%	732,476	756,491
Federal Home Loan Mortgage Corp.(d)
CMO Series 3714 Class IP
08/15/2040	5.000%	50,934	2,139
Federal Home Loan Mortgage Corp.(c),(d)
CMO Series 3802 Class LS
01/15/2040	4.168%	158,111	14,703
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. REMICS(b)
CMO Series 3693 Class FC
30-day Average SOFR + 0.614% Floor 0.500%, Cap 7.000% 07/15/2040	4.287%	632,787	628,905
CMO Series 3919 Class FA
30-day Average SOFR + 0.614% Floor 0.500%, Cap 7.000% 09/15/2041	4.287%	492,835	489,594
CMO Series 3958 Class AF
30-day Average SOFR + 0.564% Floor 0.450%, Cap 7.000% 11/15/2041	4.237%	562,081	557,420
CMO Series 3975 Class FA
30-day Average SOFR + 0.604% Floor 0.490%, Cap 7.000% 12/15/2041	4.277%	520,764	517,271
CMO Series 3990 Class FG
30-day Average SOFR + 0.564% Floor 0.450%, Cap 7.000% 01/15/2042	4.237%	643,735	638,346
CMO Series 4059 Class FP
30-day Average SOFR + 0.564% Floor 0.450%, Cap 7.000% 06/15/2042	4.237%	625,108	618,966
CMO Series 4091 Class FN
30-day Average SOFR + 0.514% Floor 0.400%, Cap 7.000% 08/15/2042	4.187%	607,036	599,204
CMO Series 4587 Class AF
30-day Average SOFR + 0.464% Floor 0.350%, Cap 6.500% 06/15/2046	4.137%	1,029,123	1,021,560
CMO Series 4604 Class FB
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 08/15/2046	4.187%	1,663,964	1,647,095
CMO Series 4620 Class LF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 10/15/2046	4.187%	1,111,479	1,102,530
CMO Series 4709 Class FA
30-day Average SOFR + 0.414% Floor 0.300%, Cap 6.500% 08/15/2047	4.087%	831,698	821,034
CMO Series 4854 Class FB
30-day Average SOFR + 0.414% Floor 0.300%, Cap 6.500% 01/15/2049	4.087%	2,084,707	2,059,132
Variable Portfolio – Partners Core Bond Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4988 Class KF
30-day Average SOFR + 0.464% Floor 0.350%, Cap 6.500% 07/25/2050	4.126%	945,424	935,494
Federal Home Loan Mortgage Corp. REMICS
CMO Series 4160 Class HP
01/15/2033	2.500%	1,207,314	1,158,785
CMO Series 4427 Class CE
02/15/2034	3.000%	104,883	104,087
CMO Series 5202 Class KA
06/25/2049	2.500%	3,716,524	3,331,578
CMO Series 5410 Class JY
03/15/2044	3.000%	1,457,000	1,250,548
CMO Series 5452 Class KY
03/15/2044	3.000%	1,567,000	1,342,350
Federal National Mortgage Association
08/01/2026- 10/01/2054	6.500%	5,150,049	5,454,915
01/01/2027- 09/01/2062	4.000%	13,656,421	13,046,573
05/01/2033- 06/01/2062	3.500%	14,215,288	13,178,936
11/01/2033- 07/01/2055	5.500%	25,455,187	25,658,786
01/01/2036- 11/01/2052	5.000%	4,273,995	4,259,748
09/01/2036- 08/01/2055	6.000%	31,008,969	31,997,313
11/01/2037- 01/01/2039	7.000%	233,768	246,868
06/01/2040- 04/01/2042	2.000%	11,278,319	9,945,156
12/01/2040- 03/01/2062	2.500%	79,573,552	68,443,439
08/01/2042- 06/01/2063	3.000%	137,705,618	123,413,881
03/01/2043- 12/01/2061	4.500%	12,603,640	12,268,069
CMO Series 1999-7 Class AB
03/25/2029	6.000%	19,625	19,794
CMO Series 2001-60 Class PX
11/25/2031	6.000%	53,246	54,524
CMO Series 2002-50 Class ZA
05/25/2031	6.000%	138,374	141,660
CMO Series 2002-78 Class Z
12/25/2032	5.500%	68,018	69,507
CMO Series 2003-W19 Class 1A7
11/25/2033	5.620%	1,140,281	1,139,001
CMO Series 2004-50 Class VZ
07/25/2034	5.500%	384,697	397,227
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2004-W10 Class A6
08/25/2034	5.750%	601,765	617,118
CMO Series 2006-105 Class ME
11/25/2036	5.500%	206,671	211,401
CMO Series 2006-16 Class HZ
03/25/2036	5.500%	210,144	215,768
CMO Series 2006-W3 Class 2A
09/25/2046	6.000%	55,014	56,178
CMO Series 2007-104 Class ZE
08/25/2037	6.000%	66,936	69,243
CMO Series 2007-116 Class PB
08/25/2035	5.500%	67,384	69,032
CMO Series 2007-18 Class MZ
03/25/2037	6.000%	112,003	117,065
CMO Series 2007-42 Class B
05/25/2037	6.000%	73,961	77,306
CMO Series 2007-76 Class ZG
08/25/2037	6.000%	113,862	116,082
CMO Series 2008-80 Class GP
09/25/2038	6.250%	13,305	13,901
CMO Series 2009-59 Class HB
08/25/2039	5.000%	151,510	152,978
CMO Series 2009-60 Class HT
08/25/2039	6.000%	151,453	157,965
CMO Series 2009-79 Class UA
03/25/2038	7.000%	7,407	7,589
CMO Series 2009-W1 Class A
12/25/2049	6.000%	164,745	169,826
CMO Series 2010-111 Class AM
10/25/2040	5.500%	453,862	467,865
CMO Series 2010-2 Class LC
02/25/2040	5.000%	711,657	726,730
CMO Series 2011-118 Class MT
11/25/2041	7.000%	176,046	186,178
CMO Series 2011-118 Class NT
11/25/2041	7.000%	205,381	218,888
CMO Series 2011-31 Class DB
04/25/2031	3.500%	618,057	605,801
CMO Series 2011-39 Class ZA
11/25/2032	6.000%	94,871	98,031
CMO Series 2011-46 Class B
05/25/2026	3.000%	256	256
CMO Series 2011-59 Class NZ
07/25/2041	5.500%	541,356	555,368
CMO Series 2013-100 Class WB
10/25/2033	3.000%	1,449,562	1,397,306

Variable Portfolio – Partners Core Bond Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-101 Class E
10/25/2033	3.000%	1,365,291	1,328,143
CMO Series 2013-108 Class GU
10/25/2033	3.000%	1,112,069	1,070,300
CMO Series 2013-59 Class PY
06/25/2043	2.500%	1,000,000	834,384
CMO Series 2013-81 Class TA
02/25/2043	3.000%	335,705	331,631
CMO Series 2013-90 Class DL
09/25/2033	3.500%	920,970	896,232
CMO Series 2015-84 Class PA
08/25/2033	1.700%	254,509	240,004
CMO Series 2016-48 Class MA
06/25/2038	2.000%	1,248,449	1,168,286
CMO Series 2016-57 Class PC
06/25/2046	1.750%	3,246,040	2,768,456
CMO Series 2017-13 Class PA
08/25/2046	3.000%	4,416,809	4,133,198
CMO Series 2018-14 Class KC
03/25/2048	3.000%	68,603	65,367
CMO Series 2019-25 Class PA
05/25/2048	3.000%	1,173,316	1,094,373
CMO Series 2019-8 Class GA
03/25/2049	3.000%	2,576,308	2,291,874
CMO Series 2020-48 Class AB
07/25/2050	2.000%	1,528,815	1,277,562
CMO Series 2020-M5 Class A2
01/25/2030	2.210%	4,718,837	4,411,761
Federal National Mortgage Association(b)
6-month Term SOFR + 2.500% Floor 2.500%, Cap 11.168% 03/01/2036	6.697%	65,614	67,997
12-month Term SOFR + 1.606% Floor 1.606%, Cap 7.756% 06/01/2050	2.756%	882,842	855,169
30-day Average SOFR + 2.126% Floor 2.126%, Cap 9.353% 07/01/2052	4.353%	2,314,341	2,306,962
30-day Average SOFR + 2.127% Floor 2.127%, Cap 9.585% 08/01/2052	4.585%	2,512,894	2,517,961
30-day Average SOFR + 2.129% Floor 2.129%, Cap 9.633% 08/01/2052	4.633%	1,612,382	1,617,258
30-day Average SOFR + 2.120% Floor 2.120%, Cap 9.103% 09/01/2052	4.103%	1,807,531	1,848,041
30-day Average SOFR + 2.134% Floor 2.134%, Cap 9.131% 10/01/2052	4.131%	4,304,294	4,400,395
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
30-day Average SOFR + 2.124% Floor 2.124%, Cap 9.128% 11/01/2052	4.128%	1,467,786	1,498,021
30-day Average SOFR + 2.297% Floor 2.297%, Cap 9.670% 04/01/2053	4.670%	7,519,260	7,586,471
30-day Average SOFR + 2.103% Floor 2.103%, Cap 10.584% 12/01/2053	5.584%	1,046,695	1,057,239
30-day Average SOFR + 2.310% Floor 2.310%, Cap 9.965% 05/01/2055	4.965%	1,368,073	1,378,512
30-day Average SOFR + 2.060% Floor 2.060%, Cap 10.579% 08/01/2055	5.579%	1,643,841	1,666,989
CMO Series 2003-W8 Class 3F1
30-day Average SOFR + 0.514% Floor 0.400%, Cap 8.000% 05/25/2042	4.176%	68,704	68,544
CMO Series 2005-SV Class 75
-4.0 x 30-day Average SOFR + 23.742% Cap 24.200% 09/25/2035	9.095%	8,798	9,642
CMO Series 2005-W3 Class 2AF
30-day Average SOFR + 0.334% Floor 0.220%, Cap 9.500% 03/25/2045	3.996%	100,394	99,555
CMO Series 2007-101 Class A2
30-day Average SOFR + 0.364% Floor 0.250% 06/27/2036	4.026%	99,666	98,723
CMO Series 2010-28 Class BS
-2.2 x 30-day Average SOFR + 11.330% Cap 11.588% 04/25/2040	3.091%	21,610	19,445
CMO Series 2010-35 Class SJ
-3.3 x 30-day Average SOFR + 17.285% Cap 17.667% 04/25/2040	5.079%	110,161	108,538
CMO Series 2010-49 Class SC
-2.0 x 30-day Average SOFR + 12.431% Cap 12.660% 03/25/2040	5.107%	77,404	76,129
CMO Series 2011-75 Class FA
30-day Average SOFR + 0.664% Floor 0.550%, Cap 6.500% 08/25/2041	4.326%	47,700	47,604
Variable Portfolio – Partners Core Bond Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(e)
CMO Series 2003-W16 Class AF5
11/25/2033	4.628%	128,220	129,654
Federal National Mortgage Association(b),(d)
CMO Series 2006-117 Class GS
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 12/25/2036	2.874%	74,280	6,745
CMO Series 2006-43 Class SI
-1.0 x 30-day Average SOFR + 6.486% Cap 6.600% 06/25/2036	2.824%	283,995	28,218
CMO Series 2006-58 Class IG
-1.0 x 30-day Average SOFR + 6.406% Cap 6.520% 07/25/2036	2.744%	67,854	5,225
CMO Series 2006-8 Class WN
-1.0 x 30-day Average SOFR + 6.586% Cap 6.700% 03/25/2036	2.924%	304,547	27,450
CMO Series 2006-94 Class GI
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 10/25/2026	2.874%	1,024	3
CMO Series 2007-109 Class PI
-1.0 x 30-day Average SOFR + 6.236% Cap 6.350% 12/25/2037	2.574%	73,375	4,529
CMO Series 2007-65 Class KI
-1.0 x 30-day Average SOFR + 6.506% Cap 6.620% 07/25/2037	2.844%	50,302	4,687
CMO Series 2007-72 Class EK
-1.0 x 30-day Average SOFR + 6.286% Cap 6.400% 07/25/2037	2.624%	317,601	31,903
CMO Series 2007-W7 Class 2A2
-1.0 x 30-day Average SOFR + 6.416% Cap 6.530% 07/25/2037	2.754%	105,348	8,412
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2009-112 Class ST
-1.0 x 30-day Average SOFR + 6.136% Cap 6.250% 01/25/2040	2.474%	90,606	8,811
CMO Series 2009-17 Class QS
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 03/25/2039	2.874%	22,146	2,060
CMO Series 2009-37 Class KI
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2039	2.224%	103,611	6,502
CMO Series 2009-68 Class SA
-1.0 x 30-day Average SOFR + 6.636% Cap 6.750% 09/25/2039	2.974%	138,590	13,081
CMO Series 2010-125 Class SA
-1.0 x 30-day Average SOFR + 4.326% Cap 4.440% 11/25/2040	0.664%	261,449	9,725
CMO Series 2010-147 Class SA
-1.0 x 30-day Average SOFR + 6.416% Cap 6.530% 01/25/2041	2.754%	596,778	64,051
CMO Series 2010-35 Class SB
-1.0 x 30-day Average SOFR + 6.306% Cap 6.420% 04/25/2040	2.644%	50,267	4,466
CMO Series 2010-42 Class S
-1.0 x 30-day Average SOFR + 6.286% Cap 6.400% 05/25/2040	2.624%	42,522	3,246
CMO Series 2010-68 Class SA
-1.0 x 30-day Average SOFR + 4.886% Cap 5.000% 07/25/2040	1.224%	217,233	10,715
Federal National Mortgage Association(i)
CMO Series 2006-15 Class OP
03/25/2036	0.000%	48,663	41,869
CMO Series 2006-8 Class WQ
03/25/2036	0.000%	83,058	69,680
CMO Series 2009-86 Class BO
03/25/2037	0.000%	12,457	11,213

Variable Portfolio – Partners Core Bond Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-101 Class DO
10/25/2043	0.000%	707,549	528,049
CMO Series 2013-128 Class
12/25/2043	0.000%	406,935	315,911
CMO Series 2013-92 Class
09/25/2043	0.000%	450,458	338,460
Federal National Mortgage Association(d)
CMO Series 2009-86 Class IP
10/25/2039	5.500%	40,886	6,729
Federal National Mortgage Association(c)
CMO Series 2010-61 Class WA
06/25/2040	6.060%	26,044	26,307
CMO Series 2011-2 Class WA
02/25/2051	5.795%	30,562	31,614
CMO Series 2011-43 Class WA
05/25/2051	5.713%	49,551	51,254
Federal National Mortgage Association(c),(d)
CMO Series 2011-30 Class LS
04/25/2041	2.008%	117,203	8,817
Federal National Mortgage Association REMICS(b)
CMO Series 2010-107 Class FB
30-day Average SOFR + 0.524% Floor 0.410%, Cap 7.000% 09/25/2040	4.186%	576,262	571,607
CMO Series 2011-117 Class AF
30-day Average SOFR + 0.564% Floor 0.450%, Cap 7.000% 11/25/2041	4.226%	409,639	406,183
CMO Series 2011-117 Class FA
30-day Average SOFR + 0.564% Floor 0.450%, Cap 7.000% 11/25/2041	4.226%	967,215	959,247
CMO Series 2011-127 Class FC
30-day Average SOFR + 0.564% Floor 0.450%, Cap 7.000% 12/25/2041	4.226%	446,804	442,450
CMO Series 2011-142 Class EF
30-day Average SOFR + 0.614% Floor 0.500%, Cap 7.000% 01/25/2042	4.276%	504,948	501,367
CMO Series 2012-12 Class FA
30-day Average SOFR + 0.614% Floor 0.500%, Cap 7.000% 02/25/2042	4.276%	443,832	440,531
CMO Series 2012-47 Class JF
30-day Average SOFR + 0.614% Floor 0.500%, Cap 7.000% 05/25/2042	4.276%	598,827	594,313
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-11 Class CF
30-day Average SOFR + 0.464% Floor 0.350%, Cap 6.500% 03/25/2046	4.126%	578,571	572,008
CMO Series 2016-22 Class FA
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 04/25/2046	4.176%	1,509,428	1,493,815
CMO Series 2016-22 Class FG
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 04/25/2046	4.176%	1,333,514	1,319,445
CMO Series 2016-69 Class BF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 10/25/2046	4.176%	969,765	961,894
CMO Series 2016-75 Class FE
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 10/25/2046	4.176%	917,580	910,373
CMO Series 2016-78 Class FA
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 03/25/2044	4.176%	558,320	552,602
CMO Series 2016-79 Class FH
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 11/25/2046	4.176%	921,989	914,830
CMO Series 2016-82 Class FE
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 11/25/2046	4.176%	1,601,760	1,589,945
CMO Series 2016-82 Class FH
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 11/25/2046	4.176%	1,498,407	1,483,521
CMO Series 2016-84 Class FB
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 11/25/2046	4.176%	898,966	889,735
CMO Series 2016-86 Class FE
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 11/25/2046	4.176%	2,358,157	2,333,590
CMO Series 2016-91 Class AF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 12/25/2046	4.176%	643,682	639,169
Variable Portfolio – Partners Core Bond Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-12 Class FD
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 03/25/2047	4.176%	900,355	892,480
CMO Series 2017-23 Class FA
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 04/25/2047	4.176%	1,042,836	1,033,011
CMO Series 2017-26 Class FA
30-day Average SOFR + 0.464% Floor 0.350%, Cap 6.500% 04/25/2047	4.126%	1,828,315	1,811,688
CMO Series 2017-9 Class BF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 03/25/2047	4.176%	892,145	885,054
CMO Series 2017-9 Class DF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 03/25/2047	4.176%	806,581	800,194
CMO Series 2017-96B Class FB
30-day Average SOFR + 0.414% Floor 0.300%, Cap 6.500% 12/25/2047	4.076%	1,168,023	1,151,643
CMO Series 2018-36 Class FD
30-day Average SOFR + 0.364% Floor 0.250%, Cap 6.500% 06/25/2048	4.026%	1,497,073	1,481,105
Federal National Mortgage Association REMICS
CMO Series 2013-49C Class AP
05/25/2043	1.750%	568,315	491,670
CMO Series 2015-72 Class GL
10/25/2045	3.000%	751,000	657,852
CMO Series 2017-24 Class PG
04/25/2047	2.625%	2,955,756	2,596,379
CMO Series 2019-13 Class PE
03/25/2049	3.000%	660,701	602,691
CMO Series 2019-81 Class LH
12/25/2049	3.000%	794,325	717,499
CMO Series 2022-62 Class KA
09/25/2052	3.250%	828,859	776,391
CMO Series 2024-64 Class KY
12/25/2043	3.000%	913,000	781,111
Freddie Mac Gold Pool
06/01/2044- 12/01/2046	3.000%	10,902,082	9,976,158
Freddie Mac Non Gold Pool(b)
30-day Average SOFR + 2.140% Floor 2.140%, Cap 9.963% 02/01/2056	4.963%	2,841,563	2,865,240
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac Pool
07/01/2033	3.000%	692,685	683,071
06/01/2040	4.500%	2,748,238	2,736,076
10/01/2055	6.500%	1,720,320	1,821,877
Freddie Mac Pool(o)
05/01/2055	5.500%	3,688,739	3,707,328
Freddie Mac REMICS
CMO Series 205217 Class CD
07/25/2049	2.500%	1,226,922	1,152,178
CMO Series 4091 Class BX
10/15/2041	3.250%	1,048,525	987,346
CMO Series 4091 Class EX
07/15/2042	3.375%	668,566	627,680
CMO Series 4091 Class MX
02/15/2042	3.250%	782,723	731,582
CMO Series 4117 Class HB
10/15/2042	2.500%	711,464	638,712
CMO Series 4446 Class CP
03/15/2045	2.250%	899,322	806,986
CMO Series 4582 Class HA
09/15/2045	3.000%	3,188,392	3,003,049
CMO Series 4719 Class LA
09/15/2047	3.500%	954,025	889,226
CMO Series 4719 Class LM
09/15/2047	3.000%	740,261	668,516
CMO Series 4753 Class BD
01/15/2048	3.000%	803,124	718,665
CMO Series 4857 Class JA
01/15/2049	3.350%	2,699,728	2,593,848
CMO Series 4927 Class BG
11/25/2049	3.000%	1,273,316	1,172,458
CMO Series 4937 Class MD
10/25/2049	2.500%	1,266,794	1,121,089
CMO Series 4940 Class AG
05/15/2040	3.000%	953,103	905,911
CMO Series 4941 Class GA
12/15/2047	2.000%	739,855	620,498
CMO Series 4954 Class LB
02/25/2050	2.500%	594,790	522,588
CMO Series 5020 Class ET
10/25/2050	3.500%	1,148,359	1,054,918
CMO Series 5058 Class BC
11/25/2050	5.000%	961,389	944,693
CMO Series 5092Z Class HE
02/25/2051	2.000%	1,354,345	1,136,849
CMO Series 5118 Class CA
10/15/2033	1.500%	1,268,636	1,178,050

Variable Portfolio – Partners Core Bond Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5202R Class TA
12/25/2048	2.500%	2,233,389	2,046,175
CMO Series 5207 Class PA
06/25/2051	3.000%	1,762,003	1,582,389
CMO Series 5220 Class QK
09/25/2050	3.500%	3,016,506	2,902,631
CMO Series 5228 Class TN
07/25/2039	3.500%	202,972	195,296
CMO Series 5529 Class HA
03/15/2043	3.000%	6,019,176	5,706,864
Freddie Mac REMICS(b)
CMO Series 4184 Class FN
30-day Average SOFR + 0.464% Floor 0.350%, Cap 7.000% 03/15/2043	4.137%	364,991	359,577
CMO Series 4281 Class FA
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 12/15/2043	4.187%	278,468	276,089
CMO Series 4290D Class LF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 07/15/2035	4.187%	591,331	587,184
CMO Series 4303 Class FA
30-day Average SOFR + 0.464% Floor 0.350%, Cap 7.000% 02/15/2044	4.137%	503,666	497,060
CMO Series 4826 Class KF
30-day Average SOFR + 0.414% Floor 0.300%, Cap 6.500% 09/15/2048	4.087%	650,751	636,752
CMO Series 4903 Class NF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 08/25/2049	4.176%	574,549	565,516
CMO Series 5335 Class FB
30-day Average SOFR + 0.814% Floor 0.700%, Cap 7.500% 10/15/2039	4.487%	3,353,002	3,371,391
CMO Series 5396 Class HF
30-day Average SOFR + 0.950% Floor 0.950%, Cap 8.000% 04/25/2054	4.612%	2,915,568	2,924,338
Ginnie Mae II Pool
04/20/2048	3.500%	920,597	872,101
04/20/2051	2.000%	5,963,134	4,928,955
06/20/2053	3.000%	7,291,158	6,541,001
Ginnie Mae II Pool(o)
11/20/2050	2.000%	12,484,342	10,319,197
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association
12/20/2037- 03/20/2052	2.500%	18,109,475	15,885,136
09/20/2038	7.000%	26,837	27,931
07/20/2040- 12/15/2040	3.750%	1,017,117	965,024
11/15/2040- 11/20/2040	3.625%	551,375	517,078
12/15/2040	3.490%	706,336	686,606
06/20/2043- 03/20/2052	3.000%	20,392,343	18,294,003
12/20/2048- 04/20/2050	4.500%	6,022,279	5,860,227
12/20/2048	5.000%	542,604	545,932
01/20/2050- 02/20/2052	3.500%	28,409,732	26,123,205
02/20/2050- 10/20/2052	4.000%	24,073,448	22,752,189
10/20/2050- 02/20/2051	2.000%	28,032,834	23,174,573
01/20/2053	6.000%	5,291,440	5,456,980
11/01/2070	2.932%	3,030,049	2,748,139
CMO Series 2003-75 Class ZX
09/16/2033	6.000%	163,267	162,960
CMO Series 2005-26 Class XY
03/20/2035	5.500%	162,098	164,998
CMO Series 2005-72 Class AZ
09/20/2035	5.500%	128,927	130,718
CMO Series 2006-17 Class JN
04/20/2036	6.000%	68,257	68,583
CMO Series 2006-38 Class ZK
08/20/2036	6.500%	282,640	281,894
CMO Series 2006-69 Class MB
12/20/2036	5.500%	328,937	339,466
CMO Series 2008-23 Class PH
03/20/2038	5.000%	273,976	278,938
CMO Series 2010-130 Class CP
10/16/2040	7.000%	129,720	137,029
CMO Series 2010-163 Class NC
12/20/2040	4.000%	1,046,017	1,032,936
CMO Series 2013-152 Class HA
06/20/2043	2.500%	1,229,207	1,138,906
CMO Series 2013-H01 Class FA
01/20/2063	1.650%	35	31
CMO Series 2013-H04 Class BA
02/20/2063	1.650%	2,708	2,604
CMO Series 2013-H09 Class HA
04/20/2063	1.650%	29,887	28,595
CMO Series 2014-133 Class BP
09/20/2044	2.250%	938,866	844,456
Variable Portfolio – Partners Core Bond Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2014-181 Class L
12/20/2044	3.000%	876,551	793,256
CMO Series 2015-144 Class CA
10/20/2045	2.500%	1,348,233	1,187,670
CMO Series 2016-136 Class A
07/20/2044	3.000%	814,758	738,642
CMO Series 2016-93 Class AB
07/20/2044	1.750%	1,806,361	1,522,669
CMO Series 2016-99 Class TL
04/16/2044	2.000%	400,931	337,934
CMO Series 2017-139 Class GA
09/20/2047	3.000%	3,093,088	2,795,646
CMO Series 2018-65 Class DC
05/20/2048	3.500%	1,238,395	1,144,772
CMO Series 2019-158B Class PG
12/20/2049	2.250%	867,785	731,787
CMO Series 2019-158B Class PK
12/20/2049	1.750%	1,084,965	888,009
CMO Series 2019-158B Class PL
12/20/2049	1.500%	2,017,873	1,624,111
CMO Series 2019-78E Class PT
08/20/2044	2.500%	815,695	733,109
CMO Series 2019-96 Class DE
08/20/2049	2.350%	636,985	544,566
CMO Series 2020-112A Class AB
08/20/2050	1.500%	1,699,674	1,364,516
CMO Series 2020-112B Class MB
08/20/2050	1.500%	1,849,964	1,488,567
CMO Series 2020-17J Class AP
01/20/2050	2.250%	792,633	683,835
CMO Series 2020-17J Class PD
01/20/2050	2.250%	837,697	714,355
CMO Series 2020-21M Class GV
10/20/2049	2.250%	733,800	640,013
CMO Series 2020-31G Class E
09/20/2049	2.000%	1,926,276	1,662,501
CMO Series 2020-95P Class A
07/20/2050	1.625%	2,927,504	2,376,281
CMO Series 2021-27 Class BD
02/20/2051	5.000%	1,155,722	1,139,527
CMO Series 2021-27 Class NT
02/20/2051	5.000%	1,273,953	1,243,380
CMO Series 2021-27 Class Q
02/20/2051	5.000%	1,133,833	1,117,586
CMO Series 2021-8 Class CY
01/20/2051	5.000%	980,369	966,222
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-89 Class LK
05/20/2051	2.000%	2,355,974	1,937,392
CMO Series 2022-153 Class KA
12/20/2049	4.000%	1,190,629	1,167,047
CMO Series 2022-34 Class DN
09/20/2041	3.500%	2,402,509	2,295,000
CMO Series 2022-46 Class LY
03/20/2052	3.000%	470,000	394,227
CMO Series 2022-50 Class CA
03/20/2052	3.000%	4,315,777	3,864,572
CMO Series 2022-66 Class CG
04/20/2052	3.500%	2,660,168	2,533,116
CMO Series 2022-66 Class Y
04/20/2052	3.500%	585,000	477,857
CMO Series 2022-78 Class HW
04/20/2052	2.500%	1,053,000	838,076
CMO Series 2024-110 Class JL
10/20/2049	3.000%	1,262,000	1,086,703
CMO Series 2024-45 Class BD
03/20/2054	2.000%	966,567	891,943
CMO Series 2025-7 Class EL
01/20/2055	2.500%	543,000	383,491
CMO Series 2025-89 Class GT
05/20/2055	3.000%	1,181,931	1,060,325
Government National Mortgage Association(c)
03/20/2048	4.760%	2,230,697	2,247,069
CMO Series 2010-H17 Class XQ
07/20/2060	5.137%	3,823	3,826
CMO Series 2011-137 Class WA
07/20/2040	5.580%	303,963	313,248
CMO Series 2012-141 Class WC
01/20/2042	3.741%	222,869	211,280
CMO Series 2013-54 Class WA
11/20/2042	4.902%	598,298	608,594
CMO Series 2013-75 Class WA
06/20/2040	5.067%	146,367	149,047
CMO Series 2021-27 Class CW
02/20/2051	5.000%	1,412,404	1,392,790
Government National Mortgage Association(b)
1-year CMT + 1.701% 02/20/2072	5.209%	6,075,795	6,345,838
1-year CMT + 1.715% 04/20/2072	5.214%	5,499,791	5,746,185

Variable Portfolio – Partners Core Bond Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-16 Class NS
-3.5 x 1-month Term SOFR + 22.874% Cap 23.275% 04/20/2037	10.012%	26,230	27,670
CMO Series 2012-H10 Class FA
1-month Term SOFR + 0.664% Floor 0.550%, Cap 10.500% 12/20/2061	4.333%	82,271	82,314
CMO Series 2012-H21 Class CF
1-month Term SOFR + 0.814% Floor 0.700% 05/20/2061	4.483%	335	336
CMO Series 2012-H21 Class DF
1-month Term SOFR + 0.764% Floor 0.650% 05/20/2061	4.433%	299	299
CMO Series 2012-H26 Class MA
1-month Term SOFR + 0.664% Floor 0.550% 07/20/2062	4.333%	3,044	3,044
CMO Series 2012-H28 Class FA
1-month Term SOFR + 0.694% Floor 0.580% 09/20/2062	4.363%	2,027	2,031
CMO Series 2012-H29 Class FA
1-month Term SOFR + 0.629% Floor 0.515%, Cap 11.500% 10/20/2062	4.298%	54,237	54,239
CMO Series 2013-H01 Class TA
1-month Term SOFR + 0.614% Floor 0.500%, Cap 10.500% 01/20/2063	4.283%	4,459	4,453
CMO Series 2013-H05 Class FB
1-month Term SOFR + 0.514% Floor 0.400% 02/20/2062	4.182%	5,879	5,843
CMO Series 2013-H07 Class GA
1-month Term SOFR + 0.584% Floor 0.470%, Cap 10.500% 03/20/2063	4.253%	91,952	91,893
CMO Series 2013-H07 Class HA
1-month Term SOFR + 0.524% Floor 0.410%, Cap 11.000% 03/20/2063	4.193%	86,248	86,109
CMO Series 2013-H09 Class GA
1-month Term SOFR + 0.594% Floor 0.480%, Cap 11.000% 04/20/2063	4.263%	67,278	67,262
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-H09 Class SA
1-month Term SOFR + 0.614% Floor 0.500%, Cap 10.500% 04/20/2063	4.283%	242,455	242,404
CMO Series 2013-H21 Class FA
1-month Term SOFR + 0.864% Floor 0.750%, Cap 11.000% 09/20/2063	4.533%	15,395	15,477
CMO Series 2013-H21 Class FB
1-month Term SOFR + 0.814% Floor 0.700%, Cap 11.000% 09/20/2063	4.483%	56,644	56,749
CMO Series 2015-H23 Class FB
1-month Term SOFR + 0.634% Floor 0.520%, Cap 11.000% 09/20/2065	4.303%	194,624	194,644
CMO Series 2015-H26 Class FG
1-month Term SOFR + 0.634% Floor 0.520%, Cap 11.000% 10/20/2065	4.303%	122,859	122,876
CMO Series 2020-H05 Class FK
1-month Term SOFR + 0.724% Floor 0.610%, Cap 99.000% 03/20/2070	4.393%	2,198,835	2,191,725
Government National Mortgage Association(b),(d)
CMO Series 2005-3 Class SE
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2035	2.311%	233,299	3,848
CMO Series 2007-40 Class SN
-1.0 x 1-month Term SOFR + 6.566% Cap 6.680% 07/20/2037	2.891%	179,496	3,718
CMO Series 2008-62 Class SA
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2038	2.361%	147,183	782
CMO Series 2008-76 Class US
-1.0 x 1-month Term SOFR + 5.786% Cap 5.900% 09/20/2038	2.111%	216,629	3,615
CMO Series 2008-95 Class DS
-1.0 x 1-month Term SOFR + 7.186% Cap 7.300% 12/20/2038	3.511%	179,656	1,383
Variable Portfolio – Partners Core Bond Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2009-106 Class ST
-1.0 x 1-month Term SOFR + 5.886% Cap 6.000% 02/20/2038	2.211%	272,220	3,146
CMO Series 2009-64 Class SN
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 07/16/2039	2.313%	76,606	3,328
CMO Series 2009-67 Class SA
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/16/2039	2.263%	82,168	6,092
CMO Series 2009-72 Class SM
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 08/16/2039	2.463%	195,195	13,825
CMO Series 2009-81 Class SB
-1.0 x 1-month Term SOFR + 5.976% Cap 6.090% 09/20/2039	2.301%	300,862	24,635
CMO Series 2010-47 Class PX
-1.0 x 1-month Term SOFR + 6.586% Cap 6.700% 06/20/2037	2.911%	324,061	16,547
CMO Series 2011-75 Class SM
-1.0 x 1-month Term SOFR + 6.486% Cap 6.600% 05/20/2041	2.811%	145,287	8,942
Government National Mortgage Association(i)
CMO Series 2008-1 Class PO
01/20/2038	0.000%	30,819	25,017
CMO Series 2010-157 Class OP
12/20/2040	0.000%	172,117	148,668
Government National Mortgage Association(d)
CMO Series 2010-107 Class IL
07/20/2039	6.000%	207,347	36,176
Government National Mortgage Association TBA(h)
05/20/2056	5.000%	5,700,000	5,633,368
06/22/2056	5.500%	6,300,000	6,317,975
Seasoned Credit Risk Transfer Trust
CMO Series 2018-4 Class MZ (FHLMC)
03/25/2058	3.500%	4,276,470	3,398,953
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(h)
04/16/2041	4.500%	12,600,000	12,509,243
04/13/2056	2.500%	20,750,000	17,442,969
04/13/2056- 06/11/2056	5.000%	60,800,000	59,925,937
04/13/2056- 05/13/2056	5.500%	48,000,000	48,196,065
Total Residential Mortgage-Backed Securities - Agency (Cost $1,131,948,520)			1,117,184,170

Residential Mortgage-Backed Securities - Non-Agency 2.6%

Angel Oak Mortgage Trust(a),(c)
CMO Series 2021-6 Class A1
09/25/2066	1.458%	1,079,294	912,535
Asset Based Lending LLC(a),(e)
CMO Series 2025-RTL1 Class A1
06/25/2030	6.040%	2,155,000	2,168,503
Banc of America Funding Trust
CMO Series 2004-3 Class 1A1
10/25/2034	5.500%	20,188	20,160
Bear Stearns Adjustable Rate Mortgage Trust(c)
CMO Series 2003-4 Class 3A1
07/25/2033	6.281%	9,924	9,525
CMO Series 2003-7 Class 6A
10/25/2033	5.596%	41,404	40,415
Bear Stearns Asset-Backed Securities Trust(b)
CMO Series 2003-SD1 Class A
1-month Term SOFR + 1.014% Floor 0.900%, Cap 11.000% 12/25/2033	4.693%	150,813	159,684
Brean Asset Backed Securities Trust(a)
CMO Series 2025-RM13 Class A1
10/25/2065	4.250%	2,247,348	2,175,969
Bunker Hill Loan Depositary Trust(a),(e)
CMO Series 2019-2 Class A1
07/25/2049	2.879%	254,220	251,036
Chase Funding Trust(b)
Series 2003-2 Class 2A2
1-month Term SOFR + 0.674% Floor 0.560% 02/25/2033	4.353%	272,421	270,208
Chase Funding Trust(e)
Series 2003-4 Class 1A5
05/25/2033	5.916%	108,721	107,649
Series 2003-6 Class 1A5
11/25/2034	5.850%	90,950	89,929
Chase Mortgage Finance Corp.(c)
CMO Series 2007-A1 Class 1A3
02/25/2037	6.399%	35,690	35,904

Variable Portfolio – Partners Core Bond Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-A1 Class 2A1
02/25/2037	5.870%	26,844	25,975
CMO Series 2007-A1 Class 7A1
02/25/2037	6.872%	2,309	2,323
Citigroup Mortgage Loan Trust, Inc.
CMO Series 2003-1 Class 3A4
09/25/2033	5.250%	16,837	16,574
CMO Series 2005-2 Class 2A11
05/25/2035	5.500%	51,403	51,225
Citigroup Mortgage Loan Trust, Inc.(a),(c)
CMO Series 2009-10 Class 1A1
09/25/2033	5.302%	16,324	16,139
COLT Mortgage Loan Trust(a),(c)
CMO Series 2021-2 Class A1
08/25/2066	0.924%	1,357,862	1,154,560
CMO Series 2021-4 Class A1
10/25/2066	1.397%	1,496,866	1,276,094
Countrywide Home Loan Mortgage Pass-Through Trust
CMO Series 2004-13 Class 1A4
08/25/2034	5.500%	72,815	72,817
CMO Series 2004-3 Class A26
04/25/2034	5.500%	34,635	34,548
CMO Series 2004-5 Class 1A4
06/25/2034	5.500%	70,346	69,451
Credit Suisse First Boston Mortgage Securities Corp.
CMO Series 2003-21 Class 1A4
09/25/2033	5.250%	23,014	22,947
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
CMO Series 2004-4 Class 2A4
09/25/2034	5.500%	54,299	53,518
CMO Series 2004-8 Class 1A4
12/25/2034	5.500%	82,944	84,177
DBRR Trust(a),(c)
CMO Series 2015-LCM Class A2
06/10/2034	3.535%	3,152,000	3,077,669
DBRR Trust(a)
Series 2015-LCM Class A1
06/10/2034	2.998%	108,159	107,478
FMC GMSR Issuer Trust(a),(c)
CMO Series 2020-GT1 Class A
01/25/2028	4.450%	5,000,000	4,940,523
CMO Series 2021-GT1 Class B
07/25/2026	4.360%	6,000,000	5,818,927
CMO Series 2021-GT2 Class B
10/25/2026	4.440%	3,828,000	3,709,980
FMC GMSR Issuer Trust(a)
CMO Series 2022-GT1 Class B
04/25/2027	7.170%	6,000,000	6,019,520
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac Seasoned Credit Risk Transfer Trust
CMO Series 2024-2 Class MT (FHLMC)
05/25/2064	3.500%	5,687,538	4,941,419
GS Mortgage-Backed Securities Trust(a),(e)
CMO Series 2026-CES1 Class A1
05/25/2056	4.899%	5,186,961	5,140,008
GSMPS Mortgage Loan Trust(a),(b)
CMO Series 2005-RP3 Class 1AF
1-month Term SOFR + 0.464% Floor 0.350%, Cap 10.000% 09/25/2035	4.143%	350,978	301,519
GSMPS Mortgage Loan Trust(a),(c),(d)
CMO Series 2005-RP3 Class 1AS
09/25/2035	0.413%	272,008	3,256
GSR Mortgage Loan Trust
CMO Series 2003-7F Class 1A4
06/25/2033	5.250%	70,939	70,933
GSR Mortgage Loan Trust(b)
CMO Series 2005-5F Class 8A3
1-month Term SOFR + 0.614% Floor 0.500%, Cap 5.500% 06/25/2035	4.293%	4,094	3,942
HarborView Mortgage Loan Trust(c)
CMO Series 2004-3 Class 1A
05/19/2034	5.320%	238,310	226,703
Hundred Acre Wood Trust(a),(g)
CMO Series 2018-1 Class A
01/13/2027	7.250%	2,094,241	2,077,487
Impac CMB Trust(b)
CMO Series 2005-4 Class 2A1
1-month Term SOFR + 0.714% Floor 0.600%, Cap 10.250% 05/25/2035	4.393%	79,177	77,451
Impac Secured Assets CMN Owner Trust(c)
CMO Series 2003-3 Class A1
08/25/2033	5.200%	27,216	26,946
Impac Secured Assets Trust(b)
CMO Series 2006-1 Class 2A1
1-month Term SOFR + 0.814% Floor 0.700%, Cap 11.500% 05/25/2036	4.493%	20,214	19,241
JPMorgan Mortgage Trust(c)
CMO Series 2006-A2 Class 5A3
11/25/2033	6.307%	33,286	33,252
CMO Series 2007-A1 Class 5A5
07/25/2035	5.817%	37,503	37,562
LHOME Mortgage Trust(a),(e)
CMO Series 2025-RTL3 Class A1
08/25/2040	5.239%	7,000,000	6,986,607
Variable Portfolio – Partners Core Bond Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2026-RTL1 Class A1
01/25/2041	4.908%	4,000,000	3,987,330
MASTR Adjustable Rate Mortgages Trust(c)
CMO Series 2004-13 Class 2A1
04/21/2034	6.236%	37,978	37,525
CMO Series 2004-13 Class 3A7
11/21/2034	5.583%	69,740	69,514
MASTR Asset Securitization Trust(a)
CMO Series 2004-P7 Class A6
12/27/2033	5.500%	13,034	10,896
MASTR Seasoned Securities Trust
CMO Series 2004-2 Class A1
08/25/2032	6.500%	45,367	44,906
CMO Series 2004-2 Class A2
08/25/2032	6.500%	71,452	71,132
Merrill Lynch Mortgage Investors Trust(b)
CMO Series 2003-A Class 2A1
1-month Term SOFR + 0.894% Floor 0.780%, Cap 11.750% 03/25/2028	4.573%	9,174	8,420
CMO Series 2003-E Class A1
1-month Term SOFR + 0.734% Floor 0.620%, Cap 11.750% 10/25/2028	4.408%	46,529	43,790
CMO Series 2004-A Class A1
1-month Term SOFR + 0.574% Floor 0.460%, Cap 11.750% 04/25/2029	4.253%	53,379	49,729
CMO Series 2004-G Class A2
6-month Term SOFR + 1.028% Floor 0.600%, Cap 11.750% 01/25/2030	4.633%	4,566	4,457
Merrill Lynch Mortgage Investors Trust(c)
CMO Series 2004-1 Class 2A1
12/25/2034	4.987%	49,681	46,780
CMO Series 2004-A4 Class A2
08/25/2034	4.961%	61,317	58,737
MFA Trust(a),(c)
CMO Series 2021-NQM2 Class A1
11/25/2064	1.029%	513,589	461,016
MOO Securitization Trust(a),(c)
CMO Series 2026-RM1 Class M1
03/25/2066	4.500%	1,950,000	1,785,027
Morgan Stanley Mortgage Loan Trust(c)
CMO Series 2004-3 Class 4A
04/25/2034	5.646%	65,708	64,748
NACC Reperforming Loan Remic Trust(a)
CMO Series 2004-R2 Class A1
10/25/2034	6.500%	58,570	50,640
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New Residential Mortgage Loan Trust(a),(e)
CMO Series 2024-RTL1 Class A1
03/25/2039	6.664%	4,515,000	4,528,614
NRM Excess Owner LLC(a)
CMO Series 2025-FHT1 Class A
03/25/2032	6.545%	4,380,618	4,393,664
Residential Asset Mortgage Products Trust
CMO Series 2004-SL2 Class A3
10/25/2031	7.000%	84,291	84,704
Residential Asset Securitization Trust(c)
CMO Series 2004-IP2 Class 1A1
12/25/2034	5.970%	116,291	115,996
RKTL(a)
CMO Series 2026-1 Class C
02/26/2035	4.640%	990,000	983,404
Santander Mortgage Asset Receivable Trust(a),(e)
CMO Series 2025-CES1 Class A1A
09/25/2055	5.036%	9,433,867	9,373,752
CMO Series 2026-CES1 Class A1A
01/01/2056	4.876%	3,932,269	3,893,073
Seasoned Credit Risk Transfer Trust
CMO Series 2019-3 Class MB (FHLMC)
10/25/2058	3.500%	1,570,000	1,322,038
CMO Series 2019-4 Class M55D (FHLMC)
02/25/2059	4.000%	1,316,887	1,239,673
CMO Series 2025-1 Class MTU (FHLMC)
11/25/2064	3.250%	4,023,747	3,446,823
Seasoned Loans Structured Transaction
CMO Series 2018-2 Class A1
11/25/2028	3.500%	2,124,604	2,069,746
Sequoia Mortgage Trust(b)
CMO Series 2003-1 Class 1A
1-month Term SOFR + 0.874% Floor 0.760%, Cap 12.500% 04/20/2033	4.542%	124,913	117,151
CMO Series 2003-8 Class A1
1-month Term SOFR + 0.754% Floor 0.640%, Cap 11.500% 01/20/2034	4.430%	77,123	75,511
CMO Series 2004-11 Class A1
1-month Term SOFR + 0.714% Floor 0.600%, Cap 11.500% 12/20/2034	4.390%	63,608	59,026
CMO Series 2004-12 Class A3
6-month Term SOFR + 0.748% Floor 0.320%, Cap 11.500% 01/20/2035	4.416%	42,242	41,942
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2020-INV1 Class A1
11/25/2055	1.027%	131,690	128,073

Variable Portfolio – Partners Core Bond Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-4 Class A1
08/25/2056	1.059%	1,233,308	1,095,793
Structured Adjustable Rate Mortgage Loan Trust(c)
CMO Series 2004-4 Class 5A
04/25/2034	3.059%	21,500	17,930
Structured Asset Mortgage Investments II Trust(b)
CMO Series 2004-AR5 Class 1A1
1-month Term SOFR + 0.774% Floor 0.660%, Cap 11.000% 10/19/2034	4.451%	83,029	80,535
CMO Series 2005-AR5 Class A3
1-month Term SOFR + 0.614% Floor 0.500%, Cap 11.000% 07/19/2035	4.291%	40,175	38,782
Structured Asset Securities Corp.(e)
CMO Series 2004-4XS Class 1A5
02/25/2034	5.490%	135,863	132,785
Structured Asset Securities Corp. Mortgage Pass-Through Certificates(c)
CMO Series 2003-34A Class 3A3
11/25/2033	5.247%	64,334	64,144
CMO Series 2003-40A Class 3A2
01/25/2034	4.691%	46,529	45,117
Thornburg Mortgage Securities Trust(c)
CMO Series 2004-4 Class 3A
12/25/2044	5.288%	39,722	39,467
Vendee Mortgage Trust
CMO Series 1998-2 Class 1G
06/15/2028	6.750%	34,298	35,069
Verus Securitization Trust(a),(c)
CMO Series 2021-1 Class A1
01/25/2066	0.815%	405,600	369,446
CMO Series 2021-2 Class A1
02/25/2066	1.031%	800,502	724,739
CMO Series 2021-3 Class A1
06/25/2066	1.046%	897,797	795,159
CMO Series 2021-4 Class A1
07/25/2066	0.938%	1,171,061	991,445
CMO Series 2021-8 Class A1
11/25/2066	1.824%	1,265,378	1,152,593
CMO Series 2021-R1 Class A1
10/25/2063	0.820%	154,997	153,274
CMO Series 2021-R3 Class A1
04/25/2064	1.020%	323,870	310,438
WaMu Mortgage Pass-Through Certificates Trust(c)
CMO Series 2003-AR11 Class A6
10/25/2033	5.646%	89,843	84,588
CMO Series 2003-AR5 Class A7
06/25/2033	5.516%	39,495	39,578
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2003-AR6 Class A1
06/25/2033	6.113%	30,921	30,458
CMO Series 2003-AR7 Class A7
08/25/2033	5.563%	59,493	58,407
CMO Series 2004-AR3 Class A2
06/25/2034	5.113%	33,307	31,865
Wells Fargo Mortgage-Backed Securities Trust(c)
CMO Series 2004-U Class A1
10/25/2034	6.502%	61,328	60,846
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $100,443,522)			97,762,583

U.S. Treasury Obligations 19.4%

U.S. Treasury
01/31/2028	3.500%	12,293,000	12,223,852
02/29/2028	3.375%	21,041,000	20,877,439
03/31/2028	3.875%	81,324,000	81,451,069
02/15/2029	3.500%	3,911,000	3,877,390
03/15/2029	3.500%	25,959,000	25,731,859
08/31/2029	3.625%	4,130,000	4,098,702
08/31/2030	3.625%	49,070,000	48,471,959
11/30/2030	3.500%	5,000	4,908
01/31/2031	3.750%	17,975,000	17,823,336
03/31/2031	3.875%	59,204,000	59,014,362
03/31/2033	4.000%	37,597,000	37,855,479
11/15/2034	4.250%	18,613,800	18,607,983
11/15/2035	4.000%	13,500,000	13,168,828
02/15/2036	4.125%	57,530,000	56,631,094
05/15/2040	1.125%	3,010,000	1,895,830
08/15/2040	1.125%	3,025,000	1,885,426
11/15/2040	1.375%	9,757,000	6,282,593
05/15/2041	2.250%	9,815,000	7,152,681
11/15/2041	2.000%	9,713,000	6,717,147
11/15/2041	3.125%	1,443,000	1,180,554
11/15/2042	4.000%	10,350,000	9,366,750
02/15/2043	3.125%	1,799,000	1,439,762
11/15/2043	3.750%	7,883,000	6,828,649
11/15/2043	4.750%	8,762,700	8,655,905
02/15/2044	3.625%	8,623,000	7,324,161
05/15/2044	3.375%	4,501,000	3,678,161
02/15/2045	2.500%	10,645,000	7,466,470
08/15/2045	4.875%	7,940,000	7,915,187
02/15/2046	4.625%	50,733,000	48,893,929
02/15/2047	3.000%	11,431,000	8,519,667
02/15/2048	3.000%	21,971,000	16,203,612
05/15/2048	3.125%	11,557,000	8,694,837
08/15/2048	3.000%	30,429,000	22,327,279
11/15/2048	3.375%	6,834,000	5,355,080
02/15/2049	3.000%	23,137,000	16,897,240
08/15/2049	2.250%	29,253,000	18,191,709
02/15/2050	2.000%	2,074,000	1,207,133
08/15/2050	1.375%	9,295,000	4,542,931
11/15/2050	1.625%	3,927,000	2,048,790
02/15/2051	1.875%	2,997,000	1,663,803
05/15/2051	2.375%	17,157,000	10,731,167
Variable Portfolio – Partners Core Bond Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2026 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2052	2.250%	6,249,000	3,765,023
11/15/2054	4.500%	9,998,700	9,340,973
08/15/2055	4.750%	1,914,000	1,864,655
11/15/2055	4.625%	32,741,000	31,272,771
U.S. Treasury(j)
STRIPS
02/15/2032	0.000%	8,418,000	6,627,049
11/15/2033	0.000%	2,083,000	1,510,348
02/15/2034	0.000%	4,400,000	3,148,621
05/15/2034	0.000%	2,400,000	1,697,635
11/15/2034	0.000%	1,850,000	1,275,745
11/15/2040	0.000%	24,646,000	12,040,825
02/15/2041	0.000%	6,430,822	3,092,097
Total U.S. Treasury Obligations (Cost $747,905,591)			718,540,455

Money Market Funds 4.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.790%(p),(q)	163,048,237	162,983,018
Total Money Market Funds (Cost $162,999,357)		162,983,018
Total Investments in Securities (Cost: $3,958,708,611)		3,882,654,839
Other Assets & Liabilities, Net		(186,422,823)
Net Assets		3,696,232,016
At March 31, 2026, securities and/or cash totaling $6,995,100 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
637,444 EUR	736,466 USD	HSBC	04/30/2026	—	(1,370)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	653	06/2026	USD	72,513,609	—	(1,465,207)
U.S. Treasury 2-Year Note	669	06/2026	USD	138,780,914	—	(411,523)
U.S. Treasury 5-Year Note	859	06/2026	USD	92,926,352	—	(1,430,348)
U.S. Treasury Ultra 10-Year Note	211	06/2026	USD	23,951,797	—	(428,935)
U.S. Treasury Ultra Bond	480	06/2026	USD	55,950,000	—	(1,876,350)
Total					—	(5,612,363)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(80)	06/2026	USD	(9,110,000)	247,990	—
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2026, the total value of these securities amounted to $860,994,851, which represents 23.29% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2026.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2026.

(d)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2026.

(f)	Represents a security in default.

Variable Portfolio – Partners Core Bond Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
(g)	Valuation based on significant unobservable inputs.
(h)	Represents a security purchased on a when-issued basis.
(i)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(j)	Zero coupon bond.
(k)	Perpetual security with no specified maturity date.
(l)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(m)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(n)	Principal and interest may not be guaranteed by a governmental entity.
(o)	Represents a security purchased on a forward commitment basis.
(p)	The rate shown is the seven-day current annualized yield at March 31, 2026.
(q)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.790%
	173,507,233	707,999,737	(718,506,440)	(17,512)	162,983,018	(13,337)	2,009,304	163,048,237
Abbreviation Legend
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corporation
MTA	Monthly Treasury Average
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
EUR	Euro
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Variable Portfolio – Partners Core Bond Fund  | 2026

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1QT7052_(05/26)